Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
September 30, 2025
LIM-NPRT3-1125
1.807735.121
Municipal Securities - 98.2%
	Principal Amount (a)	Value ($)
Alabama - 5.2%
Education - 0.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	1,770,000	1,874,642
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	1,860,000	1,955,253
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2041	1,455,000	1,514,110
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2044	1,160,000	1,188,686
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,046,887
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,000,000	945,814
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	5,495,000	5,581,973
University AL Gen Rev Series 2019 A, 3% 7/1/2039	9,000,000	7,770,576
		22,877,941
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	6,260,000	6,276,243
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	8,285,000	8,410,404
		14,686,647
General Obligations - 4.4%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	9,420,000	9,586,653
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	7,120,000	7,753,704
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	60,000,000	64,667,148
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,460,000	6,889,992
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2027 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	4,175,000	4,303,186
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2028 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,980,000	6,253,795
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	18,160,000	19,462,862
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	39,035,000	40,765,273
Black Belt Energy Gas District Series 2025 D, 0% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)(c)	21,860,000	23,941,114
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	9,840,000	11,025,091
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2039	5,000,000	5,483,087
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2041	3,860,000	4,147,350
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	43,790,000	43,879,673
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	40,315,000	43,707,124
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	34,880,000	36,601,426
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	44,670,000	47,777,250
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	29,060,000	31,382,876
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	55,310,000	59,125,605
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	50,725,000	55,330,206
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	25,090,000	26,488,795
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	43,175,000	47,514,688
		596,086,898
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	32,270,000	35,093,667
Special Tax - 0.2%
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2029	5,875,000	5,930,753
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2030	6,125,000	6,182,756
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2031	6,135,000	6,191,292
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2032	4,930,000	4,972,784
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2033	7,165,000	7,223,420
		30,501,005
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2030	5,000,000	5,519,423
Jefferson Cnty AL Swr Rev 5% 10/1/2038	3,310,000	3,564,309
		9,083,732
TOTAL ALABAMA		708,329,890
Alaska - 0.3%
General Obligations - 0.0%
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2035 (Alaska St Guaranteed)	1,000,000	1,136,834
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2036 (Alaska St Guaranteed)	1,000,000	1,122,664
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2038 (Alaska St Guaranteed)	1,790,000	1,968,253
Alaska Municipal Bond Bank Authority Series 2025 THREE, 5% 10/1/2039 (Build America Mutual Assurance Co Insured), (Alaska St Guaranteed)	1,100,000	1,203,487
		5,431,238
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev 2% 12/1/2032	4,750,000	4,221,531
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	2,330,000	2,296,191
		6,517,722
Transportation - 0.3%
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2034 (d)	2,240,000	2,566,709
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2036 (d)	2,500,000	2,832,230
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2037 (d)	2,645,000	2,969,599
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2039 (d)	2,950,000	3,255,924
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2040 (d)	3,120,000	3,409,371
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2041 (d)	3,295,000	3,573,884
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2042 (d)	3,480,000	3,744,072
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2044 (d)	3,885,000	4,136,219
		26,488,008
TOTAL ALASKA		38,436,968
Arizona - 1.7%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	4,955,000	5,200,184
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	9,525,000	8,673,605
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	6,675,000	6,487,704
Maricopa County Special Health Care District Gen. Oblig. 4% 7/1/2035	2,195,000	2,257,731
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2033	7,320,000	8,146,671
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2034	12,000,000	13,278,566
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2027	3,000,000	3,132,104
		41,976,381
Health Care - 0.6%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2033	1,800,000	2,009,122
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2035	1,580,000	1,734,406
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2036	1,600,000	1,742,833
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	1,700,000	1,836,373
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,609,571
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 4% 5/15/2031	560,000	547,655
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2041	1,000,000	946,990
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	2,625,000	2,220,719
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2033	6,180,000	6,967,833
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2034	4,510,000	5,078,077
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2035	6,900,000	7,686,428
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2036	4,885,000	5,382,843
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2037	1,910,000	2,082,121
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	2,730,000	2,941,405
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	12,610,000	12,784,497
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	5,170,000	4,863,768
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	7,730,000	6,586,566
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Inc Insured)	3,055,000	2,764,490
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2035	865,000	967,822
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2036	765,000	847,142
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2037	1,500,000	1,648,837
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2039	1,000,000	1,079,681
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2041	1,360,000	1,435,905
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2042 (Assured Guaranty Inc Insured)	1,775,000	1,908,436
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2043 (Assured Guaranty Inc Insured)	905,000	965,763
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Inc Insured)	1,080,000	1,143,207
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049	5,395,000	5,621,687
		85,404,177
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	5,820,379	5,750,384
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(d)	31,940,000	32,482,763
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(d)	15,585,000	15,680,265
		48,163,028
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2032	2,915,000	3,013,065
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (f)	5,970,000	7,148,453
		10,161,518
Transportation - 0.2%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	965,000	1,045,538
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	3,680,000	3,974,959
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2031	1,255,000	1,352,813
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	3,675,000	3,946,274
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	1,000,000	1,053,812
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	1,090,000	1,133,595
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2027 (d)	2,185,000	2,264,466
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2028 (d)	3,085,000	3,194,236
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (d)	1,000,000	1,018,586
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2034 (d)	2,000,000	2,095,323
		21,079,602
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2032	3,630,000	4,162,678
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2033	5,080,000	5,772,763
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2034	4,715,000	5,312,222
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	2,000,000	2,060,318
		17,307,981
TOTAL ARIZONA		235,043,255
Arkansas - 0.0%
General Obligations - 0.0%
Bentonville Ark Sch Dist No 006 Series F, 2% 6/1/2035	1,000,000	833,351
Bentonville Ark Sch Dist No 006 Series F, 2% 6/1/2037	1,355,000	1,059,237
Farmington AR Scd No 6 2% 2/1/2038	1,140,000	871,150
Gravette School District No 20 2% 6/1/2037	1,390,000	1,111,871
Hot Springs School District No 6 2.5% 6/1/2039	3,400,000	2,695,621
Nettleton Ark Spl Sch Dist Craighead Cnty 2% 6/1/2037	1,000,000	762,395
Springdale Ark Sch Dist No 050 Series A, 2.5% 6/1/2039	3,310,000	2,631,566
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2037	1,220,000	964,238
		10,929,429
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2027	1,000,000	1,020,731
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	1,430,000	1,499,650
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2031	1,500,000	1,596,912
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2032	1,275,000	1,346,706
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	95,000	98,038
		5,562,037
Water & Sewer - 0.0%
Central Ark Wtr Rev Series 2020 C, 2% 10/1/2038	2,790,000	2,120,115
Central Ark Wtr Rev Series 2020B, 2% 10/1/2038	1,160,000	881,481
		3,001,596
TOTAL ARKANSAS		19,493,062
California - 6.5%
Electric Utilities - 0.5%
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	11,198,814
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2033	23,000,000	26,224,595
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	1,835,000	2,106,591
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	19,910,000	21,123,612
		60,653,612
Escrowed/Pre-Refunded - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	470,000	478,594
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (Pre-refunded to 11/15/2031 at 100) (d)	260,000	270,152
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (d)	105,000	114,878
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (Pre-refunded to 11/15/2031 at 100) (d)	385,000	421,221
State of California Gen. Oblig. 4% 11/1/2034 (Pre-refunded to 11/1/2030 at 100)	85,000	91,578
State of California Gen. Oblig. 5% 11/1/2032 (Pre-refunded to 11/1/2030 at 100)	105,000	118,127
		1,494,550
General Obligations - 2.9%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	46,220,000	48,944,350
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	17,455,000	18,817,186
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	28,560,000	30,587,951
California Community Choice Financing Authority Series 2025B, 5% 11/1/2032 (Pacific Life Insurance Co Guaranteed)	2,750,000	2,983,993
California Community Choice Financing Authority Series 2025B, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed)	2,535,000	2,751,437
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,040,000	1,130,423
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (b)	21,490,000	23,564,651
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	49,630,000	53,268,882
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	37,500,000	40,330,864
California St Pub Wks Brd Lse 5% 8/1/2030	1,265,000	1,421,496
California St Pub Wks Brd Lse 5% 8/1/2031	555,000	633,686
California St Pub Wks Brd Lse 5% 8/1/2032	2,095,000	2,376,813
California St Pub Wks Brd Lse 5% 8/1/2033	2,085,000	2,345,222
California St Pub Wks Brd Lse 5% 8/1/2034	1,035,000	1,157,001
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	9,535,000	10,440,190
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2036	2,430,000	2,759,683
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	1,325,000	1,485,570
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2036	3,810,000	3,920,479
Mt Diablo CA Unified Sch Dist 4% 8/1/2026	460,000	466,791
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	340,000	366,440
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	2,430,000	2,562,075
Oakland CA Uni Sch Dist Alameda Cnty Series A, 5% 8/1/2028	970,000	970,924
Sacramento CA City Uni Sch Dis 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	495,000	566,241
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	19,000,000	21,805,567
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	1,000,000	920,153
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	1,670,000	1,567,874
State of California Gen. Oblig. 4% 11/1/2034	4,915,000	5,159,954
State of California Gen. Oblig. 4% 11/1/2036	9,885,000	10,192,219
State of California Gen. Oblig. 5% 10/1/2039	2,145,000	2,362,147
State of California Gen. Oblig. 5% 11/1/2032	10,000,000	11,131,839
State of California Gen. Oblig. 5% 11/1/2032	6,140,000	6,834,949
State of California Gen. Oblig. 5% 3/1/2037	10,270,000	11,767,921
State of California Gen. Oblig. 5% 3/1/2038	12,390,000	14,094,222
State of California Gen. Oblig. 5% 9/1/2035	3,635,000	4,092,334
State of California Gen. Oblig. 5.25% 12/1/2033	110,000	110,185
State of California Gen. Oblig. 5.25% 4/1/2034	30,000	30,048
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,010
State of California Gen. Oblig. Series 2016, 5% 8/1/2026	14,065,000	14,380,214
State of California Gen. Oblig. Series 2016, 5% 8/1/2029	6,970,000	7,113,598
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	2,755,000	2,817,594
State of California Gen. Oblig. Series 2017, 5% 8/1/2030	14,245,000	14,914,440
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	2,520,000	2,666,165
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2040	3,400,000	3,408,998
		389,227,779
Health Care - 0.7%
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	1,170,000	1,188,483
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2036	5,000,000	5,053,704
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 B1, 5% tender 11/15/2061 (b)	32,400,000	34,895,921
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (b)	34,960,000	39,296,271
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2031 (Assured Guaranty Inc Insured)	400,000	434,840
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2032 (Assured Guaranty Inc Insured)	210,000	229,103
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2033 (Assured Guaranty Inc Insured)	435,000	470,659
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,090,847
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (g)(h)	166,308	0
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2009 C 2, 5% tender 4/1/2046 (b)	7,865,000	8,621,002
		91,280,830
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	3,348,016	3,415,947
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	20,093,184	19,622,393
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,771,434	7,940,722
		30,979,062
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	4,415,000	4,484,186
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	14,460,000	13,410,127
		17,894,313
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(d)	4,420,000	4,621,788
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (b)(d)	8,085,000	8,064,397
		12,686,185
Special Tax - 0.0%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2028	1,550,000	1,551,279
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2032	1,630,000	1,631,345
		3,182,624
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (i)	120,475,000	12,780,759
Transportation - 1.5%
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (d)	4,605,000	4,559,735
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (d)	10,000,000	11,273,110
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (d)	9,270,000	10,450,173
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (d)	1,840,000	1,987,205
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (d)	9,740,000	10,864,871
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (d)	6,885,000	7,382,472
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (d)	6,455,000	7,200,487
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (d)	2,960,000	3,030,383
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (d)	2,085,000	2,180,725
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (d)	3,045,000	3,122,601
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (d)	2,455,000	2,627,369
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (d)	5,820,000	5,909,052
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2037 (d)	13,805,000	13,711,374
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2036 (d)	755,000	818,112
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2033 (d)	12,595,000	14,135,809
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2034 (d)	13,295,000	14,804,393
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2035 (d)	5,000,000	5,520,810
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2036 (d)	1,500,000	1,641,905
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2037 (d)	1,000,000	1,085,379
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2038 (d)	1,000,000	1,075,973
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (d)	1,200,000	1,306,831
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Inc Insured) (d)	1,100,000	1,109,088
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Inc Insured) (d)	1,000,000	981,468
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (d)	1,250,000	1,264,204
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (d)	3,280,000	3,342,846
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2030 (d)	795,000	864,712
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2037 (d)	16,945,000	17,877,831
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2038 (d)	17,150,000	17,970,283
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2039 (d)	3,515,000	3,753,851
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2040 (d)	3,290,000	3,482,061
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (d)	13,295,000	13,751,203
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (d)	3,290,000	3,401,143
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (d)	12,310,000	12,887,424
		205,374,883
Water & Sewer - 0.4%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (i)	5,845,000	5,466,904
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	42,270,000	45,952,204
		51,419,108
TOTAL CALIFORNIA		876,973,705
Colorado - 2.0%
Electric Utilities - 0.0%
Colorado Springs Colo Utils 5% 11/15/2033	400,000	442,561
Colorado Springs Colo Utils 5% 11/15/2034	685,000	753,773
Colorado Springs Colo Utils 5% 11/15/2035	460,000	502,081
Colorado Springs Colo Utils 5% 11/15/2036	440,000	476,246
Colorado Springs Colo Utils 5% 11/15/2037	635,000	681,358
Colorado Springs Colo Utils 5% 11/15/2038	885,000	943,397
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2036	525,000	535,660
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2037	670,000	677,903
Colorado Springs Colo Utils Series 2020A, 5% 11/15/2033	700,000	774,481
		5,787,460
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	930,000	954,016
General Obligations - 0.4%
Adams Cnty CO Sch Dist No 014 5% 12/1/2033	1,170,000	1,347,574
Adams Cnty CO Sch Dist No 014 5% 12/1/2034	1,310,000	1,510,394
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2035	1,000,000	1,180,492
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2036	1,500,000	1,753,437
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2037	2,100,000	2,439,778
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2038	1,500,000	1,725,672
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2039	1,650,000	1,883,375
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2040	2,250,000	2,550,558
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	3,000,000	3,026,723
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 5% 12/15/2034	6,940,000	7,700,050
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2035	16,240,000	13,926,550
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	13,075,000	10,862,574
Regional Trans Dist CO Ctfs Part 5% 6/1/2030	3,000,000	3,252,929
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	1,580,000	1,712,957
		54,873,063
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	9,160,000	9,379,529
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	20,790,000	22,701,071
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	4,000,000	4,173,698
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	5,205,000	5,231,831
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2039	10,665,000	11,300,146
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2031	2,500,000	2,807,469
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2032	2,000,000	2,267,763
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	8,705,000	8,864,305
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	11,655,000	12,351,945
		79,077,757
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	715,000	724,096
Colorado Hsg Fin Auth Series 05FN Class PT, 2.8% 9/1/2035	2,460,943	2,135,873
		2,859,969
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Inc Insured)	1,805,000	1,685,848
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4.25% 12/1/2054 (Assured Guaranty Inc Insured)	1,690,000	1,582,047
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2032 (Assured Guaranty Inc Insured)	1,050,000	1,154,287
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2033 (Assured Guaranty Inc Insured)	2,000,000	2,188,101
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2034 (Assured Guaranty Inc Insured)	1,810,000	1,971,060
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2038 (Assured Guaranty Inc Insured)	1,165,000	1,245,972
		9,827,315
Transportation - 0.9%
Denver CO City & Cnty Arpt 5% 12/1/2031 (d)	15,915,000	16,747,935
Denver CO City & Cnty Arpt 5.5% 11/15/2031 (d)	15,970,000	18,224,780
Denver CO City & Cnty Arpt 5.5% 11/15/2032 (d)	4,390,000	5,063,017
Denver CO City & Cnty Arpt 5.5% 11/15/2033 (d)	4,935,000	5,648,249
Denver CO City & Cnty Arpt 5.75% 11/15/2034 (d)	2,540,000	2,922,438
Denver CO City & Cnty Arpt 5.75% 11/15/2035 (d)	2,360,000	2,693,009
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (d)	1,025,000	1,072,091
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (d)	5,890,000	6,141,407
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (d)	4,855,000	5,048,956
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (d)	3,885,000	4,034,165
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (d)	7,475,000	8,193,037
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (d)	3,350,000	3,467,720
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2026 (d)	15,500,000	15,888,659
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2037 (d)	7,000,000	7,469,736
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2035 (i)	1,940,000	1,376,266
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (i)	2,915,000	1,857,286
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2038 (i)	3,650,000	2,191,888
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2028	2,000,000	2,141,544
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2034	1,135,000	1,237,105
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2033	580,000	598,092
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2035	1,900,000	1,912,948
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2038	700,000	682,128
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2039	1,800,000	1,730,899
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2030	500,000	535,976
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2031	500,000	542,440
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2032	700,000	755,240
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2030	350,000	377,723
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2031	500,000	540,975
		119,095,709
TOTAL COLORADO		272,475,289
Connecticut - 1.5%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2033	615,000	687,247
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2034	830,000	919,534
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2037	1,010,000	1,096,707
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	4,400,000	3,706,783
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	3,025,000	2,242,873
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	577,642
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	6,820,000	6,832,208
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2026	2,200,000	2,236,954
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2029	970,000	1,033,831
		19,333,779
General Obligations - 0.6%
Connecticut St Gen. Oblig. 4% 1/15/2039	6,745,000	6,813,370
Connecticut St Gen. Oblig. 4% 6/1/2035	1,000,000	1,028,098
Connecticut St Gen. Oblig. 4% 6/1/2037	950,000	963,745
Connecticut St Gen. Oblig. 5% 6/15/2033	300,000	339,871
Connecticut St Gen. Oblig. 5% 6/15/2036	300,000	332,244
Connecticut St Gen. Oblig. 5% 9/15/2031	600,000	680,249
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2027	4,050,000	4,241,182
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2029	4,000,000	4,287,773
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2030	4,000,000	4,285,217
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2032	1,300,000	1,383,715
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	2,345,000	2,544,591
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2034	2,635,000	2,817,430
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	915,000	974,047
Connecticut St Gen. Oblig. Series 2020 B, 5% 1/15/2026	975,000	981,447
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,195,000	3,135,527
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	3,665,000	3,241,024
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2028	3,000,000	3,171,330
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,120,417
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2035	1,000,000	1,160,522
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2036	2,250,000	2,583,781
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2037	1,395,000	1,585,712
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	6,310,000	6,902,629
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,350,000	1,454,125
Connecticut St Gen. Oblig. Series E, 5% 10/15/2029	4,975,000	5,104,185
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2027 (Connecticut St Guaranteed)	3,115,000	3,274,360
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2028 (Connecticut St Guaranteed)	1,780,000	1,912,936
Connecticut St Series 2024 G, 3% 11/15/2042	2,370,000	1,991,079
Connecticut St Series 2024 G, 3% 11/15/2043	1,480,000	1,220,181
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	1,720,000	1,811,223
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	2,050,000	2,158,726
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2028	1,260,000	1,357,602
		75,858,338
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (e)(g)	6,000,000	3,900,000
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	1,750,000	1,742,828
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,580,000	1,538,010
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	1,830,000	1,972,756
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2031	2,975,000	3,197,286
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2033	4,925,000	5,259,223
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	2,050,000	2,184,778
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2035	3,200,000	3,390,247
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2020 A, 5% 7/1/2029	1,000,000	1,080,358
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	2,555,000	2,615,969
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2029	820,000	874,628
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	3,915,000	4,291,068
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2033	3,270,000	3,561,957
		35,609,108
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 3% 5/15/2051	15,100,000	14,907,584
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	6,860,000	7,065,422
Connecticut St Spl Tax Oblig 5% 7/1/2032	2,000,000	2,289,803
Connecticut St Spl Tax Oblig 5% 7/1/2032	1,500,000	1,717,352
Connecticut St Spl Tax Oblig 5% 7/1/2033	2,065,000	2,379,589
Connecticut St Spl Tax Oblig 5% 7/1/2033	1,000,000	1,152,343
Connecticut St Spl Tax Oblig 5% 7/1/2034	1,500,000	1,702,900
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	3,675,000	4,000,183
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	2,200,000	2,422,468
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	11,065,000	12,638,079
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	2,340,000	2,613,060
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2039	8,370,000	9,253,336
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2040	4,000,000	4,382,712
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	2,495,000	2,553,397
		54,170,644
TOTAL CONNECTICUT		199,879,453
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031	2,905,000	3,009,244
Special Tax - 0.0%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2032	2,150,000	2,380,061
TOTAL DELAWARE		5,389,305
Delaware,New Jersey - 0.0%
Transportation - 0.0%
Delaware River & Bay Auth Series 2021, 4% 1/1/2039	1,350,000	1,362,477
Delaware River & Bay Auth Series 2021, 4% 1/1/2040	1,200,000	1,203,318
Delaware River & Bay Auth Series 2021, 4% 1/1/2041	700,000	694,804
Delaware River & Bay Auth Series 2021, 4% 1/1/2042	365,000	356,698
Delaware River & Bay Auth Series 2021, 5% 1/1/2027	730,000	753,117
Delaware River & Bay Auth Series 2021, 5% 1/1/2031	150,000	168,664
Delaware River & Bay Auth Series 2021, 5% 1/1/2036	510,000	563,631
		5,102,709
TOTAL DELAWARE,NEW JERSEY		5,102,709
District Of Columbia - 1.1%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2036	2,500,000	2,569,955
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2037	2,500,000	2,547,977
District Columbia Gen. Oblig. Series 2021 E, 4% 2/1/2037	3,240,000	3,302,178
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2039	4,000,000	4,346,078
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2040	1,330,000	1,430,391
		14,196,579
Special Tax - 0.0%
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	3,555,000	3,794,590
Transportation - 0.9%
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (d)	2,335,000	2,412,347
Metropolitan Wash DC Arpts Ath 5% 10/1/2034 (d)	1,940,000	1,988,287
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (d)	3,885,000	4,131,758
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2029 (d)	4,030,000	4,258,719
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2030 (d)	3,165,000	3,337,862
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2031 (d)	4,540,000	4,765,972
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (d)	1,680,000	1,662,124
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2038 (d)	1,865,000	1,829,300
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (d)	3,250,000	3,104,304
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2030 (d)	7,470,000	8,191,595
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2031 (d)	12,695,000	14,024,390
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (d)	18,670,000	20,449,671
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2033 (d)	19,170,000	20,856,884
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2034 (d)	4,480,000	4,844,010
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2035 (d)	3,985,000	4,277,544
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2036 (d)	3,175,000	3,384,557
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2031 (d)	2,680,000	2,960,643
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2032 (d)	1,250,000	1,386,873
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2035	1,185,000	1,196,136
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2036	1,760,000	1,767,868
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2037	1,770,000	1,768,228
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2038	735,000	724,038
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2033	1,250,000	1,324,948
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	1,000,000	719,100
		115,367,158
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	9,535,000	9,478,503
TOTAL DISTRICT OF COLUMBIA		142,836,830
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2034	7,990,000	8,255,982
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2037	6,750,000	7,310,820
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2033	1,305,000	1,491,540
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2034	2,450,000	2,784,269
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2035	2,000,000	2,255,161
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2037	1,400,000	1,551,525
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2038	1,100,000	1,208,791
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	1,655,000	1,803,072
		26,661,160
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		26,661,160
Florida - 5.6%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	2,000,000	2,134,222
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	1,250,000	1,308,659
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2035	500,000	519,768
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2028	1,060,000	1,111,860
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2030	1,500,000	1,591,024
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	1,750,000	1,846,463
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2032	1,305,000	1,368,798
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2029	1,635,000	1,570,339
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2030	1,715,000	1,625,799
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2031	1,805,000	1,690,380
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2032	1,890,000	1,737,894
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2035	400,000	405,760
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2036	375,000	378,537
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2038	750,000	751,500
		18,041,003
Electric Utilities - 0.2%
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2027	1,455,000	1,455,000
Jacksonville FL Elec Auth Sys Rev Series 2017 B, 5% 10/1/2026	6,680,000	6,842,203
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 4% 10/1/2035	5,000,000	5,092,895
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2030	5,055,000	5,589,147
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2031	2,625,000	2,885,341
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2032	4,385,000	4,799,667
Jacksonville FL Elec Auth Sys Rev Series 2024 A, 5% 10/1/2036	1,500,000	1,693,057
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2034	1,135,000	1,310,981
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2036	1,085,000	1,223,708
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2038	1,230,000	1,362,858
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2025	875,000	875,000
		33,129,857
Escrowed/Pre-Refunded - 0.0%
Tampa Bay Water Series 2001 A, 6% 10/1/2029 (Escrowed to Maturity)	2,430,000	2,719,466
General Obligations - 2.1%
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2027 (Assured Guaranty Inc Insured)	4,285,000	4,463,244
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	7,045,000	7,504,247
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2031	3,000,000	3,297,649
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	2,430,000	2,464,105
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2031 (Assured Guaranty Inc Insured)	10,700,000	12,027,264
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2032 (Assured Guaranty Inc Insured)	4,250,000	4,801,626
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2018 A, 5% 11/1/2029	6,245,000	6,872,453
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	6,955,000	7,537,748
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	6,935,000	7,748,760
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2033	2,000,000	2,283,895
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2034	1,400,000	1,607,080
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2035	1,000,000	1,150,197
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2036	1,500,000	1,705,050
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2037	1,400,000	1,568,477
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2038	2,650,000	2,938,873
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2039	2,500,000	2,748,497
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2029	6,435,000	6,477,246
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	6,310,000	6,350,157
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2031	19,200,000	19,405,872
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2044	8,990,000	8,378,680
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2046	9,860,000	9,197,356
Miami-Dade Cnty Fla Gen. Oblig. 5% 7/1/2031	11,690,000	12,957,014
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2038	3,000,000	3,036,003
Orange Cnty FL Sch Brd Ctf Par (Orange Cnty FL Sch Dist Proj.) Series 2024A, 5% 8/1/2034	35,000,000	39,987,409
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2017A, 5% 8/1/2026	21,905,000	22,368,002
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2018 A, 5% 8/1/2026	1,880,000	1,919,736
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	3,720,000	3,985,613
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2039	7,440,000	7,927,080
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	7,910,000	8,805,402
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2031	13,500,000	15,228,485
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2033 (Assured Guaranty Inc Insured)	3,000,000	3,288,191
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2034 (Assured Guaranty Inc Insured)	2,250,000	2,454,184
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2032	2,175,000	2,441,253
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2034	2,400,000	2,660,439
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2038	2,905,000	3,131,718
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2039	3,060,000	3,282,442
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2040	3,215,000	3,435,529
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	3,885,000	3,923,740
		261,360,716
Health Care - 0.8%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2030	2,690,000	2,944,164
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	620,000	695,004
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2037	985,000	1,076,540
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2039	1,670,000	1,791,314
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	900,000	968,873
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2041 (Assured Guaranty Inc Insured)	750,000	800,527
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,057,351
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2043 (Assured Guaranty Inc Insured)	1,000,000	1,050,216
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2044 (Assured Guaranty Inc Insured)	1,150,000	1,199,952
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	3,365,000	3,604,685
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	2,340,000	2,562,062
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	4,570,000	4,007,640
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	17,180,000	18,755,631
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	7,565,000	8,417,519
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2033	1,650,000	1,741,556
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2034	3,250,000	3,413,423
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2035	6,325,000	6,613,466
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2037	2,190,000	2,268,374
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	1,500,000	1,540,177
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	11,585,000	11,596,300
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2032	1,605,000	1,816,762
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2033	750,000	847,796
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2034	1,000,000	1,121,170
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2035	1,000,000	1,109,908
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2036	600,000	659,535
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	1,670,000	1,670,662
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	3,000,000	1,941,656
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2025A, 5% 8/15/2035	22,305,000	25,148,241
		110,420,504
Housing - 0.0%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056 (c)	4,190,000	4,702,067
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	615,000	627,652
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	1,000,000	986,824
		1,614,476
Resource Recovery - 0.0%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (d)	2,200,000	2,237,602
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2031	2,445,000	2,665,824
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2034	5,390,000	5,780,938
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2036	3,000,000	3,175,454
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	6,135,000	6,458,085
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2041	2,700,000	2,638,941
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2028	5,385,000	5,496,436
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2029	3,985,000	4,066,276
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2030	7,215,000	7,359,287
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,525,000	1,713,136
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2036 (Assured Guaranty Inc Insured)	1,995,000	2,201,005
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2037 (Assured Guaranty Inc Insured)	1,750,000	1,907,011
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2039 (Assured Guaranty Inc Insured)	2,000,000	2,146,746
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2040 (Assured Guaranty Inc Insured)	2,000,000	2,128,319
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2041 (Assured Guaranty Inc Insured)	1,755,000	1,891,286
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 3.75% 5/1/2029 (e)	1,000,000	1,005,403
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.55% 5/1/2044 (e)	1,100,000	1,045,638
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.8% 5/1/2055 (e)	2,250,000	2,132,849
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.25% 5/1/2028 (e)	600,000	608,112
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.375% 5/1/2033 (e)	1,000,000	1,030,002
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (e)	1,000,000	1,020,342
		56,471,090
Transportation - 1.9%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2029 (d)	4,090,000	4,096,241
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (d)	2,915,000	2,918,639
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (d)	3,885,000	3,889,136
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (d)	2,050,000	2,122,549
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2031 (d)	3,100,000	3,199,650
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (d)	1,000,000	1,022,177
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (d)	1,750,000	1,792,754
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2028 (d)	6,000,000	6,368,644
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2029 (d)	5,000,000	5,386,541
Broward Cnty FL Port Everglades Series 2019 A, 5% 9/1/2032	1,055,000	1,134,816
Broward Cnty FL Port Everglades Series 2019 B, 4% 9/1/2037 (d)	1,970,000	1,937,963
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2028 (d)	710,000	748,938
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2044 (Assured Guaranty Inc Insured) (d)	7,285,000	7,163,246
Florida St Dept Transn Tpk Rev 5% 7/1/2036	10,365,000	11,879,477
Florida St Dept Transn Tpk Rev 5% 7/1/2037	5,345,000	6,062,559
Florida St Dept Transn Tpk Rev 5% 7/1/2038	5,480,000	6,149,039
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2035	4,020,000	3,814,805
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	6,000,000	6,742,200
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2033 (Assured Guaranty Inc Insured)	3,750,000	4,250,080
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2034 (Assured Guaranty Inc Insured)	5,035,000	5,703,456
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	1,860,000	2,096,241
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2037 (Assured Guaranty Inc Insured)	2,310,000	2,548,827
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	3,495,000	3,495,000
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2028	5,000,000	5,000,000
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	2,645,000	2,645,000
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2031 (d)	4,225,000	4,504,265
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2044 (d)	14,200,000	14,362,853
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2035 (d)	3,125,000	3,451,841
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2036 (d)	4,000,000	4,375,463
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (d)	4,000,000	4,333,414
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2038 (d)	7,680,000	8,236,188
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2039 (d)	8,050,000	8,566,852
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2040 (d)	6,585,000	7,118,374
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2041 (d)	18,340,000	19,636,526
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2034 (d)	5,055,000	5,686,988
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2035 (d)	4,215,000	4,693,502
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2036 (d)	3,975,000	4,383,220
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2037 (d)	4,445,000	4,854,312
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2038 (d)	4,880,000	5,275,501
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2036	2,000,000	2,020,702
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2030	2,430,000	2,484,293
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	970,000	989,980
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2032	2,150,000	2,358,835
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2033	3,325,000	3,622,295
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	7,965,000	8,000,529
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2031	1,455,000	1,473,253
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,865,000	3,911,761
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,205,000	3,241,633
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2034	970,000	980,654
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2035	5,000,000	5,300,981
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	4,000,000	4,042,877
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Inc Insured)	4,140,000	4,217,620
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2028 (i)	490,000	439,434
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2029 (i)	700,000	604,223
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2035 (d)	3,650,000	4,031,750
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (d)	3,105,000	3,396,453
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2039 (d)	3,225,000	3,489,614
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2040 (d)	1,460,000	1,566,922
		257,821,086
Water & Sewer - 0.1%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	5,000,000	4,691,292
Miami Beach Fla Wtr & Swr Rev Series 2021 A, 3% 12/1/2037	1,545,000	1,387,001
Miami Beach Fla Wtr & Swr Rev Series 2021 A, 3% 12/1/2038	1,145,000	1,006,753
		7,085,046
TOTAL FLORIDA		755,602,913
Georgia - 4.4%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	2,365,000	2,420,709
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	955,000	950,112
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2041	1,500,000	1,462,420
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2032	800,000	886,937
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	2,420,000	2,647,459
		8,367,637
Electric Utilities - 1.0%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	19,870,000	20,378,670
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.9% 11/1/2062 VRDN (b)(d)	4,100,000	4,100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	5,685,000	5,719,984
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	19,400,000	19,718,577
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	7,340,000	7,492,574
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	6,830,000	6,971,972
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	1,100,000	1,030,240
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2027	990,000	1,021,212
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028	520,000	547,953
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2029	1,140,000	1,225,377
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031	700,000	747,754
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	515,000	548,186
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033	1,200,000	1,272,538
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2062 (Assured Guaranty Inc Insured)	3,345,000	3,330,508
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2027	600,000	630,054
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2028	820,000	879,947
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2029	935,000	1,021,764
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2033 (Assured Guaranty Inc Insured)	360,000	406,690
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,118,513
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Inc Insured)	365,000	409,262
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Inc Insured)	845,000	936,741
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Inc Insured)	310,000	343,656
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Inc Insured)	650,000	712,436
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Inc Insured)	450,000	493,225
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2037 (Assured Guaranty Inc Insured)	495,000	538,164
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Inc Insured)	1,230,000	1,326,087
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Inc Insured)	435,000	468,982
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2039 (Assured Guaranty Inc Insured)	500,000	533,693
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2031	1,000,000	1,107,274
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2032	1,150,000	1,266,402
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2033	1,000,000	1,094,841
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2035	2,000,000	2,164,307
Georgia Mun Elec Auth Pwr Rev Series 2020A, 4% 1/1/2034	1,870,000	1,909,199
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2031	1,250,000	1,384,093
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2032	1,000,000	1,101,219
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	2,845,000	3,077,959
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	3,655,000	4,105,259
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	2,535,000	2,785,356
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2042	1,150,000	1,195,608
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2043	1,050,000	1,082,282
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,125,000	1,257,401
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2044 (Build America Mutual Assurance Co Insured)	1,250,000	1,325,277
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	2,305,000	2,396,940
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2013, 3.875% tender 4/1/2043 (b)	3,500,000	3,513,485
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	2,495,000	2,535,972
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	2,785,000	2,795,730
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	2,150,000	2,158,283
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,513,485
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,930,000	5,032,478
		130,727,609
General Obligations - 2.6%
Atlanta GA Gen. Oblig. 5% 12/1/2034 (Pre-refunded to 12/1/2032 at 100)	2,250,000	2,581,122
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2034	8,545,000	8,904,900
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2035	11,000,000	11,359,927
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	8,420,000	8,625,601
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	49,740,000	50,785,828
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,235,000	17,677,902
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	17,250,000	18,377,841
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	47,695,000	51,887,029
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2029 (Citigroup Inc Guaranteed)	3,515,000	3,608,868
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	28,790,000	29,531,256
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	34,655,000	36,716,921
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	14,245,000	15,326,479
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	17,055,000	18,296,162
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	28,360,000	30,382,573
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	23,555,000	25,496,266
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citigroup Inc Guaranteed) (b)	9,100,000	9,860,418
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	13,735,000	14,866,901
		354,285,994
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2027	1,500,000	1,563,971
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2038	2,000,000	2,104,088
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2039	1,250,000	1,308,266
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	10,100,000	10,762,676
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	6,030,000	6,062,920
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2026	1,000,000	1,017,547
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2028	2,000,000	2,136,002
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2027	3,035,000	3,164,434
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2036	1,300,000	1,381,768
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2037	1,600,000	1,692,941
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2039	1,250,000	1,308,266
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 4% 2/15/2037	1,080,000	1,082,318
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2024, 5% 10/15/2034	5,000,000	5,698,353
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2038	2,000,000	1,846,797
		41,130,347
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.05% 12/1/2040	1,000,000	864,607
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025 C, 6.25% 12/1/2055	7,870,000	8,848,218
		9,712,825
Transportation - 0.4%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2037 (d)	3,750,000	4,018,171
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2038 (d)	2,750,000	2,920,662
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (d)	1,565,000	1,645,750
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2038 (d)	745,000	733,421
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2032 (d)	1,750,000	1,923,981
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2033 (d)	1,050,000	1,145,282
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2034 (d)	750,000	811,443
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2035 (d)	1,000,000	1,071,951
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (d)	1,050,000	1,115,166
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2037 (d)	1,115,000	1,176,381
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2034 (d)	625,000	699,225
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2035 (d)	795,000	877,717
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2036 (d)	1,700,000	1,858,822
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2037 (d)	3,455,000	3,742,210
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2038 (d)	3,915,000	4,199,089
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2039 (d)	4,115,000	4,377,956
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2036 (d)	3,250,000	3,556,170
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2039 (d)	3,750,000	3,992,468
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2040 (d)	3,950,000	4,178,623
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2042 (d)	2,200,000	2,349,147
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (d)	4,750,000	5,040,799
		51,434,434
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2027	970,000	972,087
TOTAL GEORGIA		596,630,933
Hawaii - 0.5%
Education - 0.0%
University Hawaii Rev Series 2020B, 5% 10/1/2030	4,280,000	4,786,623
General Obligations - 0.3%
Hawaii St Gen. Oblig. 5% 1/1/2030	5,140,000	5,552,679
Hawaii St Gen. Oblig. 5% 1/1/2031	1,250,000	1,349,022
Hawaii St Gen. Oblig. 5% 1/1/2035	5,000,000	5,310,968
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2026	3,110,000	3,180,465
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2030	6,500,000	6,967,448
Honolulu HI City & Cnty Gen. Oblig. Series 2019D, 5% 8/1/2026	4,500,000	4,592,079
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2034	850,000	879,718
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2037	750,000	757,411
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2040	1,250,000	1,247,122
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2033	1,955,000	2,150,863
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	860,000	941,573
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	700,000	718,890
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2028	4,210,000	4,542,260
		38,190,498
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2036 (d)	925,000	918,759
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2037 (d)	1,385,000	1,369,553
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2038 (d)	1,400,000	1,371,452
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2039 (d)	1,500,000	1,451,784
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2040 (d)	535,000	508,482
Hawaii St Arpts Sys Rev Series 2020 A, 5% 7/1/2033 (d)	6,795,000	7,287,624
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (d)	1,000,000	1,018,345
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2035 (d)	280,000	281,830
		14,207,829
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2034	2,125,000	2,474,782
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	1,125,000	1,313,476
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	3,245,000	3,666,925
		7,455,183
TOTAL HAWAII		64,640,133
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) Series 2025 C, 5% tender 3/1/2060 (b)	11,000,000	12,036,827
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	360,000	362,929
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2027	3,140,000	3,279,817
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2036	2,250,000	2,291,369
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2037	750,000	758,299
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	1,750,000	1,752,396
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,488,140
		9,570,021
TOTAL IDAHO		21,969,777
Illinois - 7.9%
Education - 0.6%
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	1,000,000	917,686
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2029	650,000	670,046
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2031	500,000	510,975
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2032	1,000,000	1,015,280
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2034	1,100,000	1,103,911
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	750,000	738,570
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	845,000	821,258
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,680,000	1,701,773
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2035	625,000	696,329
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2036	400,000	442,069
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2040	2,500,000	2,668,162
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2031	7,100,000	7,934,738
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2032	7,860,000	8,878,065
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	3,045,000	3,461,714
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2034	13,000,000	14,826,427
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2041	625,000	676,289
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2042	700,000	751,235
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2041	4,300,000	4,685,074
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2042	5,275,000	5,700,219
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2043	5,130,000	5,510,477
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2044	1,845,000	1,972,892
University of Illinois Series 2025 A, 5% 4/1/2035	3,600,000	4,128,281
		69,811,470
Escrowed/Pre-Refunded - 0.0%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	255,000	263,150
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	35,000	35,729
Illinois Finance Authority Rev 5% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	670,000	692,951
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (i)	815,000	792,607
		1,784,437
General Obligations - 3.4%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2026 (i)	800,000	792,970
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2028 (i)	575,000	532,525
Chicago IL Brd Ed 5% 12/1/2026	4,625,000	4,687,151
Chicago IL Brd Ed 6.5% 12/1/2046	700,000	706,362
Chicago IL Brd Ed 7% 12/1/2046 (e)	2,400,000	2,444,171
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,275,000	2,967,024
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	6,280,000	6,431,562
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2033	700,000	708,709
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,400,000	1,412,635
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	6,520,000	6,734,872
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,335,000	1,384,851
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	510,000	526,808
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	930,000	967,500
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	900,000	933,607
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,250,000	1,280,835
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	3,250,000	3,366,364
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	11,070,000	9,952,813
Chicago IL Brd Ed Series D, 5% 12/1/2027	2,500,000	2,560,335
Chicago IL Gen. Oblig. 4% 1/1/2035	8,000,000	7,798,906
Chicago IL Gen. Oblig. 5% 1/1/2034	7,000,000	7,272,544
Chicago IL Gen. Oblig. 5% 1/1/2035	2,460,000	2,539,452
Chicago IL Gen. Oblig. 5.25% 1/1/2036	1,500,000	1,554,997
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	2,000,000	2,074,878
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	850,000	887,988
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	7,690,000	8,166,964
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	4,995,000	5,168,793
Chicago IL Gen. Oblig. Series 2025B, 5.25% 1/1/2037	7,195,000	7,644,860
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	2,705,000	2,896,854
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2040	1,315,000	1,376,025
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	2,705,000	2,803,963
Chicago IL Gen. Oblig. Series 2025C, 5.5% 1/1/2041	5,865,000	6,079,573
Chicago IL Gen. Oblig. Series 2025E, 5.5% 1/1/2041	9,000,000	9,329,269
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	2,300,000	2,362,828
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	1,575,000	1,600,712
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	1,585,000	1,627,235
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	795,000	823,958
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	4,365,000	4,774,802
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2033	1,425,000	1,608,692
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	1,125,000	965,654
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	1,165,000	966,396
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	2,535,000	2,324,405
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2033	620,000	711,223
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2034	650,000	736,077
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2035	500,000	562,440
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2036	780,000	867,773
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2037	750,000	827,035
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2038	500,000	548,171
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2039	600,000	656,199
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2040	500,000	542,269
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	935,000	961,611
Illinois St Gen. Oblig. 5% 2/1/2027	4,160,000	4,286,906
Illinois St Gen. Oblig. 5% 3/1/2029	3,650,000	3,919,405
Illinois St Gen. Oblig. 5% 3/1/2030	15,000,000	16,374,078
Illinois St Gen. Oblig. 5% 3/1/2031	23,510,000	26,002,937
Illinois St Gen. Oblig. 5% 3/1/2032	6,160,000	6,869,182
Illinois St Gen. Oblig. 5% 3/1/2033	14,300,000	15,813,598
Illinois St Gen. Oblig. 5% 3/1/2036	18,040,000	19,456,614
Illinois St Gen. Oblig. 5.5% 1/1/2028	1,410,000	1,497,261
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	1,085,000	1,089,493
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2030	10,690,000	11,669,260
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2035	8,775,000	9,545,623
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	4,590,000	4,978,180
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2034	30,000,000	32,901,894
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	2,725,000	2,813,254
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	2,000,000	2,183,210
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	885,000	953,048
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	5,000,000	5,381,739
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	2,585,000	2,743,069
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2042	9,000,000	9,429,972
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2028	5,000,000	5,287,507
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	22,070,000	23,833,552
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	33,175,000	36,117,606
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	5,480,000	6,154,736
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2036	5,000,000	5,495,625
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,915,000	2,027,592
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2041	6,000,000	6,304,931
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	3,670,000	3,889,413
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	3,290,000	3,442,325
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	3,610,000	3,700,423
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2030	11,425,000	12,581,199
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	1,500,000	1,495,135
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	8,335,000	8,440,031
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	1,790,000	1,861,342
Lake Cnty IL Forest Presv Dist Gen. Oblig. 2% 12/15/2033	1,000,000	853,195
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2032	11,240,000	11,949,254
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2034 (Assured Guaranty Inc Insured)	275,000	312,123
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2035 (Assured Guaranty Inc Insured)	250,000	280,371
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2036 (Assured Guaranty Inc Insured)	225,000	249,609
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2037 (Assured Guaranty Inc Insured)	315,000	346,293
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2038 (Assured Guaranty Inc Insured)	250,000	272,345
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2039 (Assured Guaranty Inc Insured)	350,000	377,905
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2035 (Assured Guaranty Inc Insured)	525,000	588,781
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2036 (Assured Guaranty Inc Insured)	260,000	288,437
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2037 (Assured Guaranty Inc Insured)	215,000	236,359
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2038 (Assured Guaranty Inc Insured)	230,000	250,557
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2039 (Assured Guaranty Inc Insured)	230,000	248,338
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (i)	4,785,000	4,648,057
		456,895,404
Health Care - 1.3%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	6,800,000	7,002,649
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	10,570,000	10,885,507
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,650,000	1,698,096
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	12,725,000	13,074,670
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2026	1,455,000	1,466,114
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,755,000	1,775,607
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	1,900,000	1,915,826
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2026	1,940,000	1,975,009
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2028	2,040,000	2,142,936
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2029	9,870,000	10,440,247
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2030	9,845,000	10,395,442
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2031	21,400,000	22,543,325
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2027	1,015,000	1,016,606
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2028	1,215,000	1,216,957
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2029	1,830,000	1,832,949
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2032	3,375,000	3,379,378
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2028	2,380,000	2,409,228
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,330,000	1,345,592
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	9,255,000	9,714,100
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2026	2,600,000	2,602,268
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	780,000	781,615
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015B, 5% 11/15/2026	2,940,000	2,943,047
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	2,655,000	2,484,035
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	1,080,000	1,081,117
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	15,000	14,294
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	4,185,000	4,292,481
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	2,065,000	2,106,023
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	3,575,000	3,615,320
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	3,335,000	2,566,898
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	2,940,000	3,234,440
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	2,170,000	2,411,342
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2031	1,060,000	1,166,655
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2032	1,500,000	1,643,297
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2033	1,250,000	1,362,468
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2038	2,700,000	2,903,529
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2039	3,300,000	3,511,747
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,450,726
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	13,745,000	15,154,063
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 3, 5% tender 8/15/2064 (b)	9,540,000	10,517,916
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2033	1,300,000	1,452,645
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2034	870,000	967,662
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2035	885,000	975,823
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2036	530,000	579,235
		176,048,884
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	3,390,000	3,318,439
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 C, 5% 4/1/2028	1,200,000	1,265,423
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	970,000	973,445
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	1,870,000	1,697,418
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) 3.5% 4/1/2052	9,995,000	9,987,259
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2024 I, 6% 10/1/2055	9,465,000	10,542,916
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	8,262,073	7,504,973
		35,289,873
Special Tax - 1.4%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2033	1,000,000	1,133,711
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2034	1,925,000	2,173,151
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2035	1,270,000	1,437,070
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2032	405,000	457,733
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2034	300,000	335,590
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2035	850,000	942,311
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2036	1,725,000	1,883,178
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2037	1,250,000	1,348,131
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2038	360,000	385,585
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2039	2,000,000	2,123,346
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2041	1,250,000	1,306,740
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	2,750,000	2,852,376
Illinois St Sales Tax Rev 5% 6/15/2026	1,500,000	1,521,935
Illinois St Sales Tax Rev 5% 6/15/2027	3,000,000	3,109,013
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	2,805,000	2,595,357
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	21,960,000	22,281,123
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2027	22,070,000	22,871,975
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2028	22,070,000	23,340,785
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	16,485,000	18,296,908
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	13,830,000	15,486,943
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	11,555,000	13,015,902
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	8,415,000	9,515,605
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Inc Insured) (i)	9,965,000	8,745,904
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (i)	15,070,000	13,171,729
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (i)	2,835,000	2,296,067
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (i)	4,240,000	2,520,050
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (i)	3,875,000	2,169,588
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (i)	2,185,000	2,012,532
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (i)	2,595,000	2,305,327
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (i)	2,080,000	1,345,819
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (i)	2,510,000	1,535,786
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (i)	1,500,000	866,254
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (i)	4,325,000	2,339,588
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (i)	2,160,000	793,257
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (i)	3,985,000	1,391,045
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 6/15/2031 (i)	1,755,000	1,458,722
		191,366,136
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2032 (Build America Mutual Assurance Co Insured) (d)	9,830,000	10,820,950
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2033 (Build America Mutual Assurance Co Insured) (d)	3,000,000	3,319,926
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2029 (d)	1,000,000	1,058,555
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (d)	3,000,000	3,223,588
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2031 (d)	3,080,000	3,347,623
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2032 (d)	3,400,000	3,716,562
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2033 (d)	3,745,000	4,111,486
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2034 (d)	2,000,000	2,200,041
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2035 (d)	2,000,000	2,200,016
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (d)	2,155,000	2,162,936
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2030 (d)	3,290,000	3,301,186
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2031 (d)	3,850,000	3,862,650
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036 (Assured Guaranty Inc Insured)	5,000,000	5,063,993
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (d)	2,415,000	2,479,678
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (d)	460,000	470,756
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031 (d)	2,850,000	2,910,878
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,305,000	2,314,879
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033 (d)	1,455,000	1,481,722
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,330,000	1,451,896
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	1,195,000	1,302,339
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2040 (Build America Mutual Assurance Co Insured)	2,990,000	3,220,727
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2038 (d)	2,500,000	2,676,215
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (d)	2,555,000	2,710,945
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (d)	2,100,000	2,237,991
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2042 (d)	2,450,000	2,589,004
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (d)	1,165,000	1,294,037
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2036 (d)	5,540,000	6,090,006
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2037 (d)	3,395,000	3,695,126
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (d)	2,470,000	2,499,014
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2037 (d)	2,400,000	2,661,822
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2038 (d)	4,915,000	5,398,458
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2039 (d)	1,400,000	1,524,406
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2040 (d)	1,370,000	1,475,971
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2027	2,250,000	2,318,074
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2028	2,500,000	2,633,666
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	1,735,000	1,743,306
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	3,730,000	3,801,792
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	4,350,000	4,765,623
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	2,100,000	2,234,003
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	4,580,000	4,797,248
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2028	1,250,000	1,319,648
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2029	1,400,000	1,510,626
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	235,000	258,574
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	460,000	514,752
		124,772,694
Water & Sewer - 0.1%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2033 (Build America Mutual Assurance Co Insured)	1,700,000	1,924,167
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2034 (Build America Mutual Assurance Co Insured)	1,250,000	1,422,530
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	1,400,000	1,570,578
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2036 (Build America Mutual Assurance Co Insured)	2,800,000	3,113,607
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,835,000	2,021,037
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2029	5,030,000	5,186,532
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2031 (c)	1,525,000	1,709,945
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032 (c)	570,000	647,190
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2033 (c)	1,420,000	1,627,754
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2035 (c)	690,000	800,236
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2036 (c)	940,000	1,081,016
		21,104,592
TOTAL ILLINOIS		1,077,073,490
Indiana - 1.2%
Education - 0.0%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	1,185,000	1,260,250
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	2,220,000	2,381,212
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2033	1,445,000	1,538,439
		5,179,901
Electric Utilities - 0.1%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	1,550,000	1,528,051
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(d)	2,750,000	2,713,759
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.75% tender 3/1/2031 (b)(d)	3,900,000	3,934,078
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(d)	3,200,000	3,238,365
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2035	1,105,000	903,144
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2036	1,135,000	900,069
Mishawaka Ind Elec Util Rev Series 2021, 2% 7/1/2037	1,155,000	889,142
		14,106,608
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2034 (Build America Mutual Assurance Co Insured)	1,600,000	1,825,470
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2034 (Build America Mutual Assurance Co Insured)	1,275,000	1,460,990
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,072,316
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,600,000	2,923,747
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,305,000	1,477,018
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,365,000	1,549,979
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,460,000	2,766,315
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	2,200,000	2,438,932
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	2,350,000	2,576,542
		19,091,309
Health Care - 0.7%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	1,940,000	1,764,639
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2038	1,000,000	1,071,905
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2039	1,000,000	1,061,659
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2040	1,000,000	1,052,316
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2041	1,085,000	1,129,124
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025 D 4, 5% tender 10/1/2057 (b)	12,710,000	14,207,459
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	33,520,000	37,878,425
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	24,895,000	24,685,652
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	970,000	989,941
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	485,000	494,641
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	2,090,000	2,116,297
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (e)	3,640,000	3,075,648
		89,527,706
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	1,470,000	1,453,440
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 3% 7/1/2051	985,000	974,698
		2,428,138
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(d)	12,305,000	12,467,611
Other - 0.0%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2034	6,125,000	6,441,018
Transportation - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2032 (d)	550,000	607,083
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2033 (d)	875,000	956,725
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2034 (d)	750,000	814,474
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2035 (d)	850,000	916,915
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2036 (d)	1,000,000	1,084,516
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2037 (d)	850,000	915,299
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2038 (d)	1,000,000	1,069,139
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2039 (d)	2,075,000	2,203,033
		8,567,184
Water & Sewer - 0.1%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2038	2,750,000	3,080,869
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2039	2,250,000	2,492,698
Mishawaka Ind Wtrwks Rev Series 2021, 2% 7/1/2034 (Build America Mutual Assurance Co Insured)	2,645,000	2,253,637
Muncie Ind San Dist Rev Series 2021A, 3% 7/1/2038 (Assured Guaranty Inc Insured)	1,000,000	874,979
		8,702,183
TOTAL INDIANA		166,511,658
Iowa - 0.4%
Education - 0.3%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (d)	8,482,000	8,551,108
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2029 (d)	1,575,000	1,667,471
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2030 (d)	2,000,000	2,127,801
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2031 (d)	2,000,000	2,141,108
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2032 (d)	2,000,000	2,160,540
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2035 (d)	1,280,000	1,356,299
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2028 (d)	1,000,000	1,051,762
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2027 (d)	1,000,000	1,034,819
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2028 (d)	1,445,000	1,515,798
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2029 (d)	3,600,000	3,811,363
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2030 (d)	2,230,000	2,372,498
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2031 (d)	4,100,000	4,389,271
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2032 (d)	3,750,000	4,051,012
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2033 (d)	4,280,000	4,612,410
		40,843,260
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	1,295,000	1,196,736
City of Des Moines IA Gen. Oblig. Series 2021 F, 2% 6/1/2034	3,310,000	2,840,690
Clear Lake Iowa Cmnty Sch Dist Series 2020, 2% 6/1/2034	1,340,000	1,139,164
Polk Co IA Gen. Oblig. Series 2020A, 3% 6/1/2038	1,495,000	1,340,288
		6,516,878
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) 4% 5/15/2028	2,355,000	2,376,911
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2046	2,390,000	1,994,406
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2053	1,000,000	790,043
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	4,600,000	5,226,378
		10,387,738
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(d)	2,525,000	2,520,567
TOTAL IOWA		60,268,443
Kansas - 0.6%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2030	970,000	971,806
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2032	1,115,000	1,116,823
		2,088,629
General Obligations - 0.1%
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2033 (Build America Mutual Assurance Co Insured)	515,000	579,810
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2034 (Build America Mutual Assurance Co Insured)	635,000	715,768
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2035 (Build America Mutual Assurance Co Insured)	770,000	862,372
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2036 (Build America Mutual Assurance Co Insured)	815,000	905,227
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2037 (Build America Mutual Assurance Co Insured)	1,335,000	1,470,734
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	2,465,000	2,690,372
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2039 (Build America Mutual Assurance Co Insured)	2,210,000	2,400,127
		9,624,410
Special Tax - 0.5%
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2030	14,000,000	15,644,531
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2032	16,965,000	19,342,645
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2033	17,490,000	20,086,567
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2034	12,495,000	14,428,109
		69,501,852
Water & Sewer - 0.0%
Wichita KS Wtr & Swr Util Rev Series 2021 A, 2% 10/1/2035	1,500,000	1,230,063
TOTAL KANSAS		82,444,954
Kentucky - 3.2%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	460,000	476,416
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	375,000	384,922
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	235,000	236,886
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2038	570,000	556,378
		1,654,602
Electric Utilities - 0.1%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(d)	7,955,000	7,781,256
General Obligations - 2.3%
Henderson Cnty KY Sch Dist Fincorp Sch Bldg Rev (Henderson County School District Proj.) 2.25% 6/1/2034	1,170,000	1,027,161
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	17,495,000	18,542,611
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	41,220,000	41,529,723
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	32,760,000	35,898,542
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	47,700,000	51,157,912
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	4,855,000	5,169,556
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	565,000	600,830
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	1,425,000	1,509,674
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 A, 5% 4/1/2027	4,625,000	4,802,144
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2027	970,000	1,009,283
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2028	970,000	1,006,970
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2024 A, 5% 11/1/2038	1,385,000	1,520,280
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2031	2,030,000	2,167,343
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2032	3,000,000	3,188,783
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	1,515,000	1,603,987
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2029	5,555,000	5,596,311
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2030	5,670,000	5,710,264
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2032	2,230,000	2,243,595
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2033	2,770,000	2,784,386
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2029	2,300,000	2,496,045
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2034	6,200,000	7,119,876
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2036	9,020,000	10,194,829
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2037	9,450,000	10,580,682
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2038	8,890,000	9,850,730
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2039	15,000,000	16,491,450
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2040	6,500,000	7,067,000
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2026	4,825,000	4,956,884
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	16,420,000	16,834,802
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	8,815,000	9,615,428
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2040	5,825,000	6,310,761
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	1,295,000	1,391,501
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2042	5,500,000	5,864,422
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2032	400,000	448,016
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2034	400,000	442,308
		296,734,089
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	1,490,000	1,489,940
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	880,000	915,306
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2029	530,000	558,948
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2031	460,000	482,979
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2032	1,105,000	1,174,479
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	1,815,000	1,816,148
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	1,910,000	1,912,110
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	2,005,000	2,007,165
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	2,105,000	2,107,260
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	2,215,000	2,217,346
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2029	17,585,000	17,932,075
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	4,300,000	4,495,102
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	3,700,000	3,980,415
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,595,000	2,643,528
		43,732,801
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.05% 7/1/2060 VRDN (b)(d)	34,000,000	34,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.05% 7/1/2060 VRDN (b)(d)	16,075,000	16,075,000
		50,075,000
Special Tax - 0.0%
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2026	1,745,000	1,780,893
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2028	1,880,000	1,996,684
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2030	520,000	554,084
		4,331,661
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2026	585,000	588,386
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2029	1,555,000	1,564,180
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2030	1,625,000	1,634,133
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2037 (d)	1,355,000	1,502,667
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2038 (d)	3,000,000	3,296,927
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2039 (d)	1,335,000	1,454,238
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2040 (d)	1,250,000	1,344,085
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2041 (d)	1,325,000	1,412,066
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2042 (d)	1,875,000	1,981,381
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2043 (d)	2,100,000	2,206,138
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2044 (d)	2,250,000	2,352,085
		19,336,286
Water & Sewer - 0.0%
Campbell & Kenton Cntys KY Sant Dist No 1 Rev 3% 8/1/2039	1,250,000	1,077,230
Louisville & Jefferson Cnty KY Metro Govt Brd Wtr Wks Wtr Sys Rev Series 2022, 5% 11/15/2035	2,980,000	3,352,388
		4,429,618
TOTAL KENTUCKY		428,075,313
Louisiana - 0.8%
Health Care - 0.0%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2035	1,655,000	1,737,740
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2036	1,795,000	1,874,172
		3,611,912
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	3,755,000	4,094,253
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	12,590,000	12,699,333
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	9,665,000	9,617,351
		22,316,684
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2026 (d)	730,000	733,765
New Orleans LA Aviation Board 5% 1/1/2029 (d)	485,000	494,807
New Orleans LA Aviation Board 5% 1/1/2029 (d)	390,000	397,886
New Orleans LA Aviation Board 5% 1/1/2030 (d)	665,000	678,346
New Orleans LA Aviation Board 5% 1/1/2031 (d)	1,090,000	1,109,924
New Orleans LA Aviation Board 5% 1/1/2032 (d)	1,495,000	1,518,327
New Orleans LA Aviation Board 5% 1/1/2035 (d)	1,115,000	1,127,145
New Orleans LA Aviation Board 5% 1/1/2036 (d)	630,000	635,799
New Orleans LA Aviation Board 5% 1/1/2037 (d)	485,000	488,681
New Orleans LA Aviation Board 5% 1/1/2038 (d)	7,380,000	7,846,821
New Orleans LA Aviation Board 5% 1/1/2038 (d)	2,670,000	2,838,890
New Orleans LA Aviation Board 5% 1/1/2038 (d)	570,000	573,400
New Orleans LA Aviation Board 5% 1/1/2039 (d)	7,465,000	7,867,212
New Orleans LA Aviation Board 5% 1/1/2039 (d)	2,605,000	2,745,356
New Orleans LA Aviation Board 5.25% 1/1/2040 (d)	5,735,000	6,166,661
New Orleans LA Aviation Board 5.25% 1/1/2040 (d)	2,945,000	3,166,664
		38,389,684
Water & Sewer - 0.3%
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2035	3,465,000	3,563,312
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2036	1,960,000	1,996,441
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2038	1,445,000	1,444,656
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2039	2,890,000	2,840,965
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	10,000,000	11,034,603
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2038 (Build America Mutual Assurance Co Insured)	6,290,000	6,900,489
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,400,000	2,609,897
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2040 (Build America Mutual Assurance Co Insured)	2,400,000	2,577,200
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2041 (Build America Mutual Assurance Co Insured)	1,400,000	1,493,846
		34,461,409
TOTAL LOUISIANA		102,873,942
Maine - 0.0%
General Obligations - 0.0%
Brunswick ME 2% 11/1/2032	1,095,000	988,498
Brunswick ME 2.125% 11/1/2034	1,195,000	1,043,202
Brunswick ME 2.375% 11/1/2037	605,000	502,159
Yarmouth MA Series 2020, 2% 11/15/2035	1,180,000	981,011
		3,514,870
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	2,030,000	1,667,469
Housing - 0.0%
Maine Hsg Auth Mtg Series A 3, 3.5% 11/15/2034	1,535,000	1,522,236
TOTAL MAINE		6,704,575
Maryland - 1.1%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2035	500,000	492,260
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,500,000	1,298,451
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	1,000,000	838,736
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,000,000	822,058
		3,451,505
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,300,000	2,171,538
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2039	5,140,000	5,626,811
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2040	2,385,000	2,582,536
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2036	7,310,000	7,535,821
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	3,205,000	3,000,516
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2039	1,885,000	2,063,529
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2040	1,980,000	2,143,992
Cecil Cnty MD Gen. Oblig. Series 2021, 2.5% 8/1/2039	1,360,000	1,073,892
Charles Cnty MD Gen. Oblig. Series 2019, 3% 10/1/2033	2,330,000	2,317,206
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2035	1,475,000	1,646,753
State of Maryland Gen. Oblig. Series SECOND 2021 A, 4% 8/1/2035	2,575,000	2,688,752
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2033	1,810,000	2,027,365
Washington Suburban Sanitary Dist MD Series 2021, 2.125% 6/1/2037	4,555,000	3,706,658
Washington Suburban Sanitary Dist MD Series 2023, 5% 6/1/2041	4,140,000	4,454,788
		43,040,157
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,410,000	1,302,383
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	2,185,000	2,212,546
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2034	1,600,000	1,618,633
		5,133,562
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	2,015,000	2,013,220
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,895,000	1,920,537
		3,933,757
Special Tax - 0.1%
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 3.25% 9/1/2030	395,000	384,769
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	2,095,000	1,924,631
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,625,000	2,176,835
Maryland St Dept Transn Cons Series 2019, 4% 10/1/2032	3,600,000	3,665,854
		8,152,089
Transportation - 0.4%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2036 (d)	3,185,000	3,340,533
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2037 (d)	2,500,000	2,602,066
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2038 (d)	2,200,000	2,272,813
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2039 (d)	1,700,000	1,745,492
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2039 (d)	3,700,000	3,810,955
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (d)	1,250,000	1,363,356
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (d)	1,000,000	1,083,611
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2035 (d)	1,850,000	1,978,658
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (d)	1,000,000	1,062,276
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (Assured Guaranty Inc Insured) (d)	2,600,000	2,838,515
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2037 (Assured Guaranty Inc Insured) (d)	5,855,000	6,331,531
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2038 (Assured Guaranty Inc Insured) (d)	3,150,000	3,372,766
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2039 (d)	2,250,000	2,390,000
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2040 (Assured Guaranty Inc Insured) (d)	1,575,000	1,718,766
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2041 (Assured Guaranty Inc Insured) (d)	1,695,000	1,832,308
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2042 (Assured Guaranty Inc Insured) (d)	1,800,000	1,928,466
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2043 (Assured Guaranty Inc Insured) (d)	2,325,000	2,475,476
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2044 (Assured Guaranty Inc Insured) (d)	2,090,000	2,213,671
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2026	1,940,000	1,962,182
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	1,310,000	1,344,475
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2031	970,000	1,006,774
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	970,000	1,003,492
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2034	5,650,000	6,165,204
		55,843,386
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2028	3,465,000	3,569,584
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2031	6,580,000	6,760,626
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2033	6,635,000	6,796,566
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2033	5,630,000	5,767,093
		22,893,869
TOTAL MARYLAND		142,448,325
Massachusetts - 1.1%
Education - 0.2%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2034	1,750,000	1,979,370
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2030	1,435,000	1,487,971
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2032	1,040,000	1,068,389
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (d)	8,485,000	9,147,303
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (d)	2,280,000	2,457,549
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (d)	3,600,000	3,648,087
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2027 (d)	2,350,000	2,419,199
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (d)	1,775,000	1,854,001
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2029 (d)	1,925,000	2,031,294
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2030 (d)	1,000,000	1,062,989
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (d)	800,000	862,444
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	3,800,000	3,759,869
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2039	2,135,000	2,280,732
		34,059,197
General Obligations - 0.3%
Braintree MA Gen. Oblig. Series 2020, 2% 10/15/2035	2,115,000	1,798,299
Massachusetts St Gen. Oblig. 5% 1/1/2036	2,560,000	2,710,074
Massachusetts St Gen. Oblig. 5% 10/1/2033	4,785,000	5,477,521
Massachusetts St Gen. Oblig. 5% 10/1/2034	6,000,000	6,803,126
Massachusetts St Gen. Oblig. 5% 7/1/2034	3,000,000	3,502,508
Massachusetts St Gen. Oblig. 5% 7/1/2035	3,000,000	3,514,835
Massachusetts St Gen. Oblig. 5% 7/1/2036	1,435,000	1,660,817
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2028	1,100,000	1,121,877
Massachusetts St Gen. Oblig. Series 2019B, 5% 7/1/2036	1,700,000	1,796,058
Somerville MA Series 2020, 2% 10/15/2037	3,580,000	2,867,354
Stoneham Mass Series 2022, 2.125% 1/15/2038	3,335,000	2,707,873
		33,960,342
Health Care - 0.2%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 5.5% 7/15/2035 (e)	2,470,000	2,519,110
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.375% 7/15/2045 (e)	6,180,000	6,262,174
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	10,135,000	11,036,408
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	2,250,000	2,393,703
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	4,100,000	4,336,168
		26,547,563
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (i)	12,450,000	9,986,108
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2038	10,170,000	10,555,986
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2039	10,765,000	11,135,567
		31,677,661
Transportation - 0.2%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2031	7,500,000	8,120,695
Massachusetts St Port Auth Rev 5% 7/1/2035 (d)	2,400,000	2,575,397
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2031 (d)	5,000,000	5,307,188
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2032 (d)	1,500,000	1,665,839
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2033 (d)	1,025,000	1,128,012
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2034 (d)	1,350,000	1,475,279
		20,272,410
TOTAL MASSACHUSETTS		146,517,173
Michigan - 2.6%
Education - 0.6%
Michigan St Univ Revs Series 2024A, 5% 8/15/2033	1,375,000	1,583,087
Michigan St Univ Revs Series 2024A, 5% 8/15/2035	3,000,000	3,424,257
Michigan St Univ Revs Series 2024A, 5% 8/15/2037	2,000,000	2,240,831
Michigan St Univ Revs Series 2024A, 5% 8/15/2038	2,000,000	2,218,300
Michigan St Univ Revs Series 2025A, 5% 2/15/2031	1,850,000	2,079,899
Michigan St Univ Revs Series 2025A, 5% 2/15/2032	4,030,000	4,584,119
Michigan St Univ Revs Series 2025A, 5% 2/15/2036	3,500,000	4,020,848
Michigan St Univ Revs Series 2025A, 5% 2/15/2037	4,000,000	4,546,966
Michigan St Univ Revs Series 2025A, 5% 2/15/2038	4,785,000	5,381,639
Michigan St Univ Revs Series 2025A, 5% 8/15/2031	1,500,000	1,697,489
Michigan St Univ Revs Series 2025A, 5% 8/15/2032	2,000,000	2,287,733
Michigan St Univ Revs Series 2025A, 5% 8/15/2036	1,500,000	1,714,173
Michigan St Univ Revs Series 2025A, 5% 8/15/2037	3,515,000	3,974,952
Michigan St Univ Revs Series 2025A, 5% 8/15/2038	3,165,000	3,540,267
Michigan Technological Univ Series 2021, 4% 10/1/2041	1,450,000	1,410,957
Michigan Technological Univ Series 2021, 5% 10/1/2030	1,645,000	1,821,755
Michigan Technological Univ Series 2021, 5% 10/1/2031	1,250,000	1,397,674
Michigan Technological Univ Series 2021, 5% 10/1/2032	1,250,000	1,389,384
Michigan Technological Univ Series 2021, 5% 10/1/2033	1,325,000	1,463,632
Michigan Technological Univ Series 2021, 5% 10/1/2034	1,405,000	1,541,560
Oakland Univ Mich Rev 5% 3/1/2026	480,000	484,428
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,116,537
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,116,537
Oakland Univ Mich Rev 5% 3/1/2034	1,905,000	2,115,362
Oakland Univ Mich Rev 5% 3/1/2034	1,250,000	1,388,033
Oakland Univ Mich Rev 5% 3/1/2035	2,000,000	2,205,455
Oakland Univ Mich Rev 5% 3/1/2036	2,095,000	2,293,447
Oakland Univ Mich Rev 5% 3/1/2037	2,200,000	2,393,427
Oakland Univ Mich Rev 5% 3/1/2038	2,310,000	2,495,051
Oakland Univ Mich Rev 5% 3/1/2038	1,330,000	1,434,173
Oakland Univ Mich Rev 5% 3/1/2039	2,425,000	2,600,665
Oakland Univ Mich Rev 5% 3/1/2039	1,375,000	1,472,173
University MI Univ Revs 5% 4/1/2033	1,440,000	1,644,768
		75,079,578
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	5,760,000	5,689,454
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2042	1,250,000	1,321,635
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2043	1,600,000	1,683,176
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(d)	3,500,000	3,429,567
		12,123,832
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2027 (Pre-refunded to 5/15/2026 at 100)	20,000	20,279
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	15,000	15,209
		35,488
General Obligations - 1.3%
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2030	3,300,000	3,654,513
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2031	4,950,000	5,560,760
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2032	5,650,000	6,417,599
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2033	6,020,000	6,898,022
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2034	6,355,000	7,309,889
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2036	6,340,000	7,258,305
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2037	7,815,000	8,845,791
Ann Arbor MI Sch Dist Pub Schs Series 2025, 5% 5/1/2038	8,255,000	9,257,206
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2041	1,575,000	1,457,004
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2042	600,000	541,664
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2031	900,000	980,948
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2033	1,075,000	1,161,829
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2033	2,760,000	3,041,298
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2034	2,895,000	3,195,652
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2035	3,040,000	3,343,065
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2036	3,195,000	3,476,766
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2037	3,355,000	3,618,500
Detroit Mich Sch Dist Series 2005A, 5.25% 5/1/2030 (Assured Guaranty Inc Insured), (State of Michigan Guaranteed)	18,655,000	20,808,434
Forest Hills MI Pub Schs 5% 5/1/2034	1,575,000	1,812,942
Forest Hills MI Pub Schs 5% 5/1/2035	1,920,000	2,220,057
Forest Hills MI Pub Schs 5% 5/1/2036	3,000,000	3,419,062
Forest Hills MI Pub Schs 5% 5/1/2037	3,050,000	3,440,535
Forest Hills MI Pub Schs 5% 5/1/2038	3,285,000	3,666,808
Forest Hills MI Pub Schs 5% 5/1/2039	2,000,000	2,211,973
Forest Hills MI Pub Schs 5% 5/1/2040	2,000,000	2,185,366
Grand Blanc MI Cmnty Schs Series 2020, 2.25% 11/1/2040 (State of Michigan Guaranteed)	2,425,000	1,755,352
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2037	1,000,000	1,126,354
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2038	1,550,000	1,727,772
Grand Rapids MI Pub Schs 5% 5/1/2027 (Assured Guaranty Inc Insured)	1,310,000	1,358,878
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Inc Insured)	1,890,000	1,955,363
Grand Rapids MI Pub Schs 5% 5/1/2030 (Assured Guaranty Inc Insured)	3,400,000	3,439,964
Grand Rapids MI Pub Schs 5% 5/1/2031 (Assured Guaranty Inc Insured)	4,855,000	4,905,864
Grand Rapids MI Pub Schs 5% 5/1/2032 (Assured Guaranty Inc Insured)	730,000	737,013
Grand Rapids MI Pub Schs 5% 5/1/2033 (Assured Guaranty Inc Insured)	3,030,000	3,056,481
Howell MI Pub Schs 5% 5/1/2036 (State of Michigan Guaranteed)	1,300,000	1,465,639
Howell MI Pub Schs 5% 5/1/2037 (State of Michigan Guaranteed)	1,500,000	1,675,173
Howell MI Pub Schs 5% 5/1/2038 (State of Michigan Guaranteed)	2,750,000	3,039,041
Lake Orion MI Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,685,000	1,828,059
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	5,020,000	4,070,741
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 4/15/2035	2,720,000	2,772,913
Portage MI Pub Schs 5% 11/1/2027	1,215,000	1,231,474
Portage MI Pub Schs 5% 11/1/2029	3,080,000	3,119,608
Utica MI Cmnty Schs Series 2019, 5% 5/1/2030 (State of Michigan Guaranteed)	1,650,000	1,792,052
Utica MI Cmnty Schs Series 2019, 5% 5/1/2032 (State of Michigan Guaranteed)	2,300,000	2,486,762
Utica MI Cmnty Schs Series 2019, 5% 5/1/2033 (State of Michigan Guaranteed)	1,875,000	2,015,764
Utica MI Cmnty Schs Series 2019, 5% 5/1/2034 (State of Michigan Guaranteed)	2,450,000	2,621,185
Warren MI Cons Sch Dist 5% 5/1/2030 (State of Michigan Guaranteed)	4,415,000	4,465,611
Warren MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	4,660,000	4,708,821
Warren MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	4,955,000	5,002,605
		178,142,477
Health Care - 0.3%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2027	3,255,000	3,297,864
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	5,450,000	5,492,938
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2033	5,065,000	5,673,729
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	2,530,000	2,818,285
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2035	1,445,000	1,592,598
Michigan Fin Auth Rev (Corewell Health Proj.) Series 2022, 5% 4/15/2032	8,285,000	9,371,126
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	1,775,000	1,686,144
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2026	1,270,000	1,303,141
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2027	1,215,000	1,277,974
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2028	1,940,000	2,034,541
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2025	1,260,000	1,264,275
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	1,940,000	1,990,624
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	1,295,000	1,362,120
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2028	2,040,000	2,139,415
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2028	565,000	593,032
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2029	1,000,000	1,065,277
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2030	425,000	458,660
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2031	495,000	531,502
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2032	545,000	583,662
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2033	595,000	634,379
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2034	385,000	410,103
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2035	400,000	424,200
		46,005,589
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,805,000	1,804,102
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	8,925,000	9,447,463
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	3,950,000	3,902,429
		15,153,994
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2036	2,000,000	2,229,772
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2037	2,000,000	2,210,279
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2038	2,000,000	2,188,717
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2039	2,000,000	2,161,706
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2040	620,000	665,416
		9,455,890
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2030	775,000	833,002
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2031	1,005,000	1,080,238
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2032	970,000	1,034,565
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2033	1,745,000	1,847,637
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	2,340,000	2,372,257
		7,167,699
Transportation - 0.0%
State of Michigan (MI St Garvee Proj.) 5% 3/15/2027	3,230,000	3,350,344
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	245,000	257,295
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2030	380,000	397,937
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2031	390,000	407,432
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2036	535,000	550,643
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2029 (d)	685,000	712,903
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2030 (d)	485,000	503,326
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2031 (d)	525,000	542,979
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2033 (d)	375,000	385,847
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2036 (d)	810,000	826,727
		7,935,433
Water & Sewer - 0.0%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2033	330,000	374,430
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2035	745,000	831,760
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2033	270,000	306,352
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	3,000,000	3,351,308
		4,863,850
TOTAL MICHIGAN		355,963,830
Minnesota - 0.8%
General Obligations - 0.4%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2033	1,875,000	2,106,446
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2034	1,500,000	1,680,576
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2035	1,210,000	1,349,300
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2032	2,120,000	2,390,959
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2033	1,780,000	2,009,105
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2034	2,685,000	3,009,990
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2035	2,820,000	3,144,650
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	4,475,000	4,756,709
Minnesota St Gen. Oblig. Series 2022B, 4% 8/1/2036	11,000,000	11,476,106
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	4,795,000	4,771,797
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	5,005,000	4,939,287
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2032 (Minnesota St Guaranteed) (i)	1,015,000	830,009
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2034 (Minnesota St Guaranteed) (i)	1,280,000	956,260
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2036 (Minnesota St Guaranteed) (i)	2,590,000	1,740,786
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	3,495,000	3,501,124
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	3,665,000	3,667,088
		52,330,192
Health Care - 0.3%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	2,100,000	2,101,697
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	3,945,000	4,166,834
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(e)	6,840,000	6,835,774
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2038	2,270,000	2,476,754
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2039	2,000,000	2,163,012
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2040	5,000,000	5,354,724
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	2,500,000	2,644,736
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2042	5,750,000	6,024,193
		31,767,724
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,341,382	5,174,617
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	1,410,000	1,390,931
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	5,590,000	5,520,859
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	2,050,000	2,228,893
		14,315,300
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2032 (d)	780,000	860,955
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2033 (d)	1,165,000	1,273,811
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (d)	1,135,000	1,232,570
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (d)	705,000	760,500
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2036 (d)	565,000	604,940
		4,732,776
TOTAL MINNESOTA		103,145,992
Mississippi - 0.3%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	6,845,000	5,837,620
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	5,340,000	5,601,234
Health Care - 0.3%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2036 (e)	850,000	755,632
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2041 (e)	1,360,000	1,104,586
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2029 (e)	2,000,000	2,066,142
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2030 (e)	2,800,000	2,910,709
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2032 (e)	3,070,000	3,173,453
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2026	700,000	702,904
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2027	1,245,000	1,272,936
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2028	500,000	520,697
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2029	510,000	539,951
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2030	595,000	638,496
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2030	500,000	536,552
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2031	1,500,000	1,607,936
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2032	1,750,000	1,867,468
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2034	1,065,000	1,127,639
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2035	2,000,000	2,110,839
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	3,025,000	3,098,285
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2034	1,435,000	1,514,044
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2038	1,675,000	1,733,427
		27,281,696
TOTAL MISSISSIPPI		38,720,550
Missouri - 0.6%
General Obligations - 0.1%
North Kansas City MO Sch Dist No 74 2% 3/1/2036	2,000,000	1,610,549
North Kansas City MO Sch Dist No 74 2% 3/1/2037	3,670,000	2,867,004
North Kansas City MO Sch Dist No 74 2% 3/1/2038	1,795,000	1,358,521
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2034	950,000	1,048,262
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2035	1,250,000	1,373,262
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2036	1,250,000	1,362,322
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2037	1,350,000	1,460,624
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	2,000,000	2,150,004
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	2,740,000	2,926,047
		16,156,595
Health Care - 0.3%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	970,000	1,000,991
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	2,375,000	2,414,670
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	3,530,000	3,225,662
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2029	970,000	983,735
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2030	970,000	983,631
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2031	970,000	983,208
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 4% 2/15/2034	400,000	389,434
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2030	670,000	713,109
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2031	705,000	756,002
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2030	2,395,000	2,394,885
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2032	2,645,000	2,645,065
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	2,150,000	2,400,022
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2033	1,850,000	2,042,756
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,210,000	2,142,549
		23,075,719
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	545,000	548,616
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	1,995,000	1,980,806
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	5,125,000	5,758,864
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	5,310,000	5,341,124
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	5,805,000	5,855,652
		19,485,062
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2040 (d)	9,950,000	9,343,829
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2033 (d)	1,600,000	1,693,831
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2030	3,660,000	3,964,389
		15,002,049
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2029	550,000	580,479
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2031	415,000	437,366
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2034	380,000	397,234
		1,415,079
TOTAL MISSOURI		75,134,504
Montana - 0.0%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2026	3,105,000	3,123,508
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	3,185,000	3,463,891
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 5% 7/1/2031	1,170,000	1,224,524
		7,811,923
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	345,000	349,457
Other - 0.0%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2032 (e)	1,160,000	1,020,052
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2036 (e)	3,065,000	2,495,854
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2041 (e)	4,910,000	3,350,465
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2046 (e)	3,195,000	2,123,976
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (e)	2,625,000	1,705,049
		10,695,396
TOTAL MONTANA		18,856,776
Nebraska - 0.7%
Electric Utilities - 0.1%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2031	3,885,000	3,903,664
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2034	4,235,000	4,252,354
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2036	5,135,000	5,152,938
Omaha Public Power District Series 2022 A, 5% 2/1/2035	575,000	639,569
Omaha Public Power District Series 2022 A, 5% 2/1/2036	640,000	704,959
Omaha Public Power District Series 2022B, 5% 2/1/2034	1,550,000	1,739,148
Omaha Public Power District Series 2022B, 5% 2/1/2035	450,000	500,532
		16,893,164
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	7,925,000	8,490,789
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	45,000,000	48,651,003
		57,141,792
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (d)	1,015,000	1,018,651
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (d)	855,000	854,387
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,320,000	1,319,216
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 A, 3% 9/1/2045	3,145,000	3,103,101
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2027 (d)	1,165,000	1,192,426
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2028 (d)	1,205,000	1,252,496
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2027 (d)	1,185,000	1,223,547
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2028 (d)	650,000	680,629
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2029 (d)	1,270,000	1,346,415
		11,990,868
Transportation - 0.1%
Lincoln Neb Arpt Auth Series 2021, 4% 7/1/2036 (d)	1,000,000	994,268
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2035 (Assured Guaranty Inc Insured) (d)	1,000,000	1,099,350
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2036 (Assured Guaranty Inc Insured) (d)	1,300,000	1,415,063
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2037 (Assured Guaranty Inc Insured) (d)	3,795,000	4,184,107
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2038 (Assured Guaranty Inc Insured) (d)	3,250,000	3,548,471
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2039 (Assured Guaranty Inc Insured) (d)	2,750,000	2,974,520
		14,215,779
TOTAL NEBRASKA		100,241,603
Nevada - 1.0%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	1,665,000	1,706,323
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	1,275,000	1,295,729
Washoe Cnty NV Gas & Wtr Facs (Sierra Pacific Power Co Proj.) Series 2016B, 3.625% tender 3/1/2036 (b)	2,350,000	2,374,521
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(d)	2,105,000	2,130,625
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(d)	1,130,000	1,143,755
		8,650,953
General Obligations - 0.6%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2035	3,325,000	3,147,900
Clark Cnty NV School Dist 5% 6/15/2034	6,330,000	6,651,664
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	5,000,000	5,082,214
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2034	4,195,000	4,441,033
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2035	8,000,000	8,408,670
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2033	3,400,000	3,577,233
Clark Cnty NV School Dist Series 2020A, 5% 6/15/2033 (Assured Guaranty Inc Insured)	1,090,000	1,193,044
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2040	26,300,000	22,358,422
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	24,735,000	19,562,266
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	8,055,000	6,976,296
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2042	7,680,000	6,431,720
		87,830,462
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2028	445,000	458,893
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2030	730,000	751,962
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2032	725,000	742,824
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2034	740,000	753,950
		2,707,629
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	755,000	760,350
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2028	1,500,000	1,573,416
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2031	2,395,000	2,576,734
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2035	1,825,000	1,919,468
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,022,733
		7,092,351
Transportation - 0.1%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	2,965,000	3,019,030
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2035 (d)	1,000,000	1,084,506
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2036 (d)	700,000	751,875
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2037 (d)	750,000	823,813
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2038 (d)	1,525,000	1,658,865
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2039 (d)	650,000	701,388
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2040 (d)	700,000	747,929
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2041 (d)	650,000	688,044
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2042 (d)	1,110,000	1,164,612
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2043 (d)	1,110,000	1,157,468
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2044 (d)	1,430,000	1,483,472
		13,281,002
Water & Sewer - 0.2%
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2032	2,815,000	2,851,148
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2033	4,855,000	4,913,158
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2034	5,145,000	5,202,542
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2036	2,000,000	2,292,097
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2037	3,275,000	3,714,687
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2038	2,120,000	2,379,123
		21,352,755
TOTAL NEVADA		141,675,502
New Hampshire - 0.6%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2028 (d)	1,000,000	1,061,131
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2029 (d)	1,025,000	1,105,123
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (d)	1,050,000	1,150,384
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2032 (d)	1,000,000	1,096,705
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2033 (d)	1,025,000	1,121,336
		5,534,679
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2036	855,000	850,807
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2037	900,000	884,039
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2038	1,000,000	967,733
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2040	1,050,000	998,508
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2041	1,000,000	934,401
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2027	505,000	523,799
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2034	905,000	978,742
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2035	680,000	729,904
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	1,190,000	1,246,837
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	800,000	764,242
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2026	4,560,000	4,657,084
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2027	4,860,000	4,951,787
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	1,940,000	1,974,995
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2030	7,070,000	7,188,350
		27,651,228
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	9,014,271	9,062,737
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	6,938,692	6,859,406
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	25,594,635	23,758,212
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	10,296,286	9,879,260
		49,559,615
TOTAL NEW HAMPSHIRE		82,745,522
New Jersey - 5.2%
Education - 0.6%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2027 (d)	3,735,000	3,876,956
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2028 (d)	6,850,000	7,227,812
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2029 (d)	4,475,000	4,743,085
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (d)	3,900,000	3,910,264
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2026 (d)	3,100,000	3,156,847
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (d)	1,225,000	1,292,565
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (d)	2,675,000	2,682,040
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2027 (d)	1,275,000	1,323,459
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2028 (d)	1,400,000	1,477,217
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2029 (d)	1,400,000	1,483,870
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2030 (d)	750,000	806,705
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2027 (d)	1,350,000	1,399,586
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2028 (d)	1,325,000	1,394,809
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2029 (d)	2,000,000	2,119,815
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2027 (d)	5,000,000	5,183,653
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (d)	5,500,000	5,789,772
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2029 (d)	5,500,000	5,829,490
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2032 (d)	1,850,000	1,997,291
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2033 (d)	785,000	851,114
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2028 (d)	5,500,000	5,789,772
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2029 (d)	1,180,000	1,250,691
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2030 (d)	5,000,000	5,378,040
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (d)	2,420,000	2,618,462
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2032 (d)	2,820,000	3,044,519
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2033 (d)	1,000,000	1,084,221
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Inc Insured)	1,360,000	1,406,981
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	1,940,000	2,012,892
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	1,455,000	1,508,280
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,820,000	1,842,408
		82,482,616
Escrowed/Pre-Refunded - 0.0%
Bayonne NJ Gen. Oblig. 5% 7/1/2032 (Pre-refunded to 7/1/2026 at 100)	970,000	988,032
Bayonne NJ Gen. Oblig. 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	970,000	988,031
		1,976,063
General Obligations - 3.0%
Cherry Hill Twp NJ Sch Dist 4% 8/1/2037	4,500,000	4,573,157
Cherry Hill Twp NJ Sch Dist 4% 8/1/2038	3,500,000	3,539,378
Clearview NJ Regl High Sch Dist 4% 8/1/2037	3,200,000	3,248,578
Clearview NJ Regl High Sch Dist 4% 8/1/2038	3,015,000	3,042,472
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	2,940,000	2,655,268
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2030	2,170,000	2,330,247
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (e)	3,200,000	3,275,946
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,200,000	2,480,626
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2032	1,390,000	1,579,954
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	5,150,000	5,508,759
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	2,040,000	2,275,528
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	8,205,000	8,725,365
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	2,085,000	2,303,680
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	5,010,000	5,295,613
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	3,225,000	3,677,618
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2035	3,000,000	3,391,353
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,430,000	1,612,400
New Jersey St Gen. Oblig. 2% 6/1/2033	6,000,000	5,298,212
New Jersey St Gen. Oblig. 2% 6/1/2034	3,235,000	2,773,635
New Jersey St Gen. Oblig. 2% 6/1/2036	4,395,000	3,549,245
New Jersey St Gen. Oblig. 4% 6/1/2030	13,105,000	13,974,595
New Jersey St Gen. Oblig. 4% 6/1/2031	2,185,000	2,347,667
New Jersey St Gen. Oblig. 4% 6/1/2032	1,470,000	1,583,968
New Jersey St Gen. Oblig. 5% 6/1/2029	6,530,000	7,108,702
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (i)	13,270,000	12,483,443
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (i)	3,025,000	2,763,061
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (i)	5,660,000	5,027,623
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (i)	1,000,000	859,970
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Berkshire Hathaway Assurance Corp Insured) (i)	2,535,000	2,190,116
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (i)	10,960,000	9,405,950
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (i)	5,200,000	4,294,576
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (i)	6,490,000	4,942,069
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (i)	13,220,000	9,603,405
New Jersey Trans Trust Fund Auth 4% 6/15/2034	2,510,000	2,586,440
New Jersey Trans Trust Fund Auth 4% 6/15/2036	2,500,000	2,528,081
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,550,000	1,566,023
New Jersey Trans Trust Fund Auth 4% 6/15/2037	2,150,000	2,154,479
New Jersey Trans Trust Fund Auth 5% 12/15/2026	6,900,000	7,097,171
New Jersey Trans Trust Fund Auth 5% 12/15/2027	12,250,000	12,898,216
New Jersey Trans Trust Fund Auth 5% 12/15/2028	4,270,000	4,593,699
New Jersey Trans Trust Fund Auth 5% 12/15/2030	885,000	968,658
New Jersey Trans Trust Fund Auth 5% 12/15/2031	4,720,000	5,143,044
New Jersey Trans Trust Fund Auth 5% 12/15/2033	1,575,000	1,696,765
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,660,000	6,021,005
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,555,000	1,760,519
New Jersey Trans Trust Fund Auth 5% 6/15/2035	3,300,000	3,752,528
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,000,000	2,221,013
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,010,000	2,175,544
New Jersey Trans Trust Fund Auth 5% 6/15/2036	4,280,000	4,806,978
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,270,000	2,438,646
New Jersey Trans Trust Fund Auth 5% 6/15/2037	6,000,000	6,657,400
New Jersey Trans Trust Fund Auth 5% 6/15/2037	1,030,000	1,121,822
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,930,000	2,046,367
New Jersey Trans Trust Fund Auth 5% 6/15/2039	6,000,000	6,542,990
New Jersey Trans Trust Fund Auth 5% 6/15/2040	6,000,000	6,487,331
New Jersey Trans Trust Fund Auth 5% 6/15/2041	5,000,000	5,361,029
New Jersey Trans Trust Fund Auth 5.25% 6/15/2032	1,450,000	1,665,704
New Jersey Trans Trust Fund Auth 5.25% 6/15/2036	1,450,000	1,618,275
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	21,745,000	23,762,267
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	1,600,000	1,698,357
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2033	6,395,000	6,757,314
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	4,640,000	4,879,784
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2036	1,000,000	1,006,586
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	5,000,000	4,958,305
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	14,370,000	14,195,824
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	2,770,000	3,065,987
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	7,210,000	8,094,756
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	5,145,000	5,832,248
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	13,115,000	14,739,495
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	19,670,000	21,708,599
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	10,915,000	11,934,306
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	2,000,000	2,137,581
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,500,000	2,726,308
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,490,000	2,714,423
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2030	3,000,000	3,327,429
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	4,500,000	5,054,150
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	3,430,000	3,852,386
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,805,000	4,308,488
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,120,000	3,532,847
		393,919,346
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	1,435,000	1,115,818
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (e)(h)	1,508,969	1,058,675
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	440,000	447,166
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2033	1,465,000	1,486,356
		4,108,015
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056	12,000,000	13,595,285
Special Tax - 0.1%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2036 (Assured Guaranty Inc Insured)	1,500,000	1,664,615
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2037 (Assured Guaranty Inc Insured)	2,250,000	2,470,754
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2038 (Assured Guaranty Inc Insured)	2,250,000	2,446,069
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2039 (Assured Guaranty Inc Insured)	1,575,000	1,698,908
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2040 (Assured Guaranty Inc Insured)	1,500,000	1,604,554
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2041 (Assured Guaranty Inc Insured)	1,300,000	1,376,142
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2042 (Assured Guaranty Inc Insured)	1,700,000	1,781,768
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2036 (Assured Guaranty Inc Insured)	525,000	582,615
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2038 (Assured Guaranty Inc Insured)	750,000	815,356
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2039 (Assured Guaranty Inc Insured)	600,000	647,203
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2040 (Assured Guaranty Inc Insured)	890,000	952,036
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2041 (Assured Guaranty Inc Insured)	950,000	1,005,642
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2042 (Assured Guaranty Inc Insured)	1,200,000	1,257,719
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2043 (Assured Guaranty Inc Insured)	825,000	861,044
		19,164,425
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	8,870,000	8,651,693
Transportation - 1.3%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	14,620,000	14,859,561
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	1,125,000	1,142,890
New Jersey Turnpike Authority 4% 1/1/2035	5,670,000	6,037,934
New Jersey Turnpike Authority 5% 1/1/2028	13,640,000	14,403,423
New Jersey Turnpike Authority 5% 1/1/2028	3,545,000	3,643,835
New Jersey Turnpike Authority 5% 1/1/2030	13,780,000	15,168,928
New Jersey Turnpike Authority 5% 1/1/2032	10,775,000	12,218,557
New Jersey Turnpike Authority 5% 1/1/2033	11,345,000	12,969,108
New Jersey Turnpike Authority 5% 1/1/2034	6,805,000	7,830,388
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	10,735,000	11,499,116
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	11,280,000	12,012,342
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2032 (c)	2,000,000	2,267,288
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033 (c)	970,000	1,108,573
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034 (c)	2,420,000	2,783,998
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2030	11,955,000	13,159,980
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2031	11,750,000	13,167,623
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2033	15,350,000	17,547,449
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2034	10,460,000	12,036,130
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2035	2,990,000	3,455,643
		177,312,766
TOTAL NEW JERSEY		701,210,209
New Jersey,New York - 0.8%
Transportation - 0.8%
Port Auth NY & NJ 5% 1/15/2033 (d)	2,000,000	2,222,242
Port Auth NY & NJ 5% 1/15/2034 (d)	3,485,000	3,836,181
Port Auth NY & NJ 5% 1/15/2035 (d)	2,000,000	2,182,758
Port Auth NY & NJ 5% 1/15/2036 (d)	1,000,000	1,082,132
Port Auth NY & NJ 5% 1/15/2037 (d)	1,000,000	1,073,143
Port Auth NY & NJ 5% 1/15/2039 (d)	2,390,000	2,527,279
Port Auth NY & NJ 5% 1/15/2040 (d)	5,000,000	5,226,936
Port Auth NY & NJ 5% 1/15/2041 (d)	6,350,000	6,593,914
Port Auth NY & NJ 5% 1/15/2042 (d)	4,100,000	4,223,705
Port Auth NY & NJ 5% 10/15/2030 (d)	1,475,000	1,617,680
Port Auth NY & NJ 5% 10/15/2031 (d)	7,000,000	7,736,568
Port Auth NY & NJ 5% 10/15/2032 (d)	6,535,000	7,261,885
Port Auth NY & NJ Series 193, 5% 10/15/2029 (d)	3,650,000	3,652,851
Port Auth NY & NJ Series 223, 4% 7/15/2039 (d)	2,175,000	2,117,485
Port Auth NY & NJ Series 226, 5% 10/15/2033 (d)	1,350,000	1,469,286
Port Auth NY & NJ Series 227, 2% 10/1/2033 (d)	19,565,000	16,326,884
Port Auth NY & NJ Series 231, 5% 8/1/2033 (d)	12,500,000	13,788,709
Port Auth NY & NJ Series 231, 5% 8/1/2034 (d)	7,095,000	7,704,661
Port Auth NY & NJ Series 238, 5% 7/15/2039 (d)	3,150,000	3,332,274
Port Auth NY & NJ Series 242, 5% 12/1/2036 (d)	1,750,000	1,893,420
Port Auth NY & NJ Series 242, 5% 12/1/2037 (d)	2,200,000	2,359,267
Port Auth NY & NJ Series 242, 5% 12/1/2038 (d)	2,000,000	2,125,602
Port Auth NY & NJ Series 242, 5% 12/1/2039 (d)	4,150,000	4,387,818
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (d)	1,080,000	1,123,597
		105,866,277
TOTAL NEW JERSEY,NEW YORK		105,866,277
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	45,315,000	48,796,266
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	1,255,000	1,258,993
TOTAL NEW MEXICO		50,055,259
New York - 5.9%
Education - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2032	1,810,000	1,783,392
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2033	900,000	876,389
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2034	255,000	245,199
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	1,840,000	1,898,536
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2032	1,250,000	1,376,304
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2034	2,300,000	2,508,101
		8,687,921
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	9,325,000	9,185,122
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2035	800,000	892,760
		10,077,882
Escrowed/Pre-Refunded - 0.0%
New York State Dormitory Authority Series 2021E, 5% 3/15/2036 (Pre-refunded to 3/15/2032 at 100)	5,000	5,718
General Obligations - 0.8%
City of New York NY Gen. Oblig. 5% 3/1/2042	5,410,000	5,609,659
City of New York NY Gen. Oblig. 5% 8/1/2033	2,350,000	2,632,886
City of New York NY Gen. Oblig. 5% 8/1/2033	2,000,000	2,176,259
City of New York NY Gen. Oblig. 5% 8/1/2033	1,800,000	2,016,679
City of New York NY Gen. Oblig. 5% 8/1/2034	1,750,000	1,947,984
City of New York NY Gen. Oblig. 5% 8/1/2035	2,250,000	2,486,107
City of New York NY Gen. Oblig. 5% 8/1/2036	1,570,000	1,722,191
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2033	2,500,000	2,720,324
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	3,310,000	3,584,517
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 4% 10/1/2035	2,395,000	2,428,927
City of New York NY Gen. Oblig. Series FISCAL 2021 SUB B 1, 5% 11/1/2032	5,800,000	6,377,807
City of New York NY Gen. Oblig. Series FISCAL 2022A SUB A 1, 4% 8/1/2040	8,210,000	8,127,389
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5% 5/1/2035	1,540,000	1,699,697
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2031	1,500,000	1,694,864
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2033	1,000,000	1,121,620
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2034	5,000,000	5,759,681
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	6,000,000	6,838,436
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	7,315,000	8,357,695
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	2,075,000	2,024,514
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	33,080,000	35,335,824
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2037	2,000,000	2,086,943
		106,750,003
Health Care - 0.1%
New York NY City Health & Hosp Series 2025A, 5% 2/15/2038	3,750,000	4,179,953
New York NY City Health & Hosp Series 2025A, 5% 2/15/2041	6,200,000	6,691,470
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	4,055,000	4,061,288
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,015,332
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2035 (Assured Guaranty Inc Insured)	1,500,000	1,513,768
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2036 (Assured Guaranty Inc Insured)	1,635,000	1,642,280
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (e)	1,360,000	1,175,005
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	2,155,000	1,717,541
		21,996,637
Housing - 1.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	2,890,000	2,931,850
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	23,055,000	23,332,080
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	38,285,000	38,912,977
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	685,000	683,121
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021E 2, 0.65% tender 11/1/2056 (b)	4,270,000	4,260,136
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2022 B 2, 2.5% tender 11/1/2060 (b)	9,370,000	9,306,349
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	18,285,000	17,635,469
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	1,670,000	1,670,767
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	3,095,000	3,102,511
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	18,545,000	18,628,032
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.25% 11/1/2036	2,305,000	1,904,564
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	9,820,000	10,039,091
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (d)	615,000	613,872
		133,020,819
Industrial Development - 0.2%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	12,380,000	12,375,648
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	11,925,000	11,806,728
		24,182,376
Special Tax - 1.9%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2032	3,885,000	4,008,250
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	7,285,000	7,479,505
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2034	1,295,000	1,495,567
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	5,000,000	5,744,100
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	4,000,000	4,636,634
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	11,500,000	13,085,805
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	2,500,000	2,844,740
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2030	7,500,000	8,406,320
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2031	14,555,000	16,515,136
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2035	14,910,000	17,128,907
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2032	9,175,000	9,663,661
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2035	7,520,000	7,889,602
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	1,000,000	1,098,871
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	3,300,000	3,471,966
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2035	8,400,000	8,812,853
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	6,555,000	6,856,394
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	1,075,000	1,090,389
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2035	3,000,000	3,061,170
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2036	8,615,000	8,738,326
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2034	5,910,000	6,582,566
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2037	10,335,000	11,322,138
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2040	9,325,000	10,063,147
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2032	13,810,000	14,566,796
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	10,000,000	10,147,139
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020 A, 4% 3/15/2034	3,055,000	3,146,681
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2033	3,825,000	4,318,934
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2036	9,140,000	10,095,189
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	2,640,000	2,799,659
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	3,000,000	3,299,729
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	11,720,000	12,944,815
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,500,000	5,550,955
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2036	7,610,000	8,178,875
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2034	7,250,000	8,188,836
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2027	1,330,000	1,333,127
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	3,915,000	3,918,063
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2034	735,000	825,450
NY Payroll Mobility Tax 4% 11/15/2033	1,430,000	1,537,509
NY Payroll Mobility Tax 4% 11/15/2034	285,000	303,571
NY Payroll Mobility Tax 5% 11/15/2034	1,070,000	1,218,581
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2040	835,000	904,413
		253,274,369
Transportation - 1.7%
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (i)	10,105,000	7,605,941
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	1,900,000	2,010,353
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	6,725,000	7,049,627
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	1,770,000	1,779,991
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2026	5,975,000	6,124,046
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	4,435,000	4,651,379
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	4,315,000	4,565,616
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2033	6,955,000	7,290,730
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2043	2,500,000	2,551,274
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	2,000,000	2,061,313
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2030	1,275,000	1,278,618
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2033	4,015,000	4,026,395
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2018, 5% 1/1/2034 (d)	2,500,000	2,553,687
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2020, 4% 10/1/2030 (d)	8,000,000	8,112,165
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2020, 5% 10/1/2035 (d)	11,390,000	11,899,401
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2023, 6% 4/1/2035 (d)	25,350,000	27,866,981
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (d)	1,220,000	1,293,958
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2030 (d)	2,400,000	2,606,850
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (d)	1,800,000	1,909,419
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2039	1,350,000	1,312,118
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	1,500,000	1,442,116
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2041	1,450,000	1,370,138
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	950,000	1,013,519
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	950,000	1,032,035
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	750,000	827,800
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2031	950,000	1,042,954
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	1,125,000	1,228,051
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	2,640,000	2,865,101
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2034	1,600,000	1,726,690
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	1,500,000	1,608,499
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2036	1,700,000	1,811,924
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	1,755,000	1,859,205
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2038	1,500,000	1,579,450
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (d)	8,980,000	9,358,715
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (d)	2,400,000	2,545,491
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (d)	13,205,000	14,434,193
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (d)	9,440,000	10,208,571
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (d)	10,315,000	11,038,772
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (d)	5,155,000	5,483,695
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (d)	3,515,000	3,709,219
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (d)	9,375,000	9,819,751
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2037 (d)	2,470,000	2,653,594
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2038 (d)	3,125,000	3,327,978
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2041 (d)	2,250,000	2,332,059
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (d)	8,155,000	8,154,534
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5.25% 1/1/2050 (d)	13,305,000	13,304,325
		224,328,241
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2037	6,315,000	7,221,793
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2038	5,205,000	6,130,727
		13,352,520
TOTAL NEW YORK		795,676,486
North Carolina - 1.0%
Education - 0.1%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2032	1,000,000	1,028,048
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2033	1,000,000	1,020,055
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2034	1,800,000	1,821,246
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2026	275,000	277,965
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2027	400,000	412,155
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2028	415,000	435,344
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2029	525,000	559,314
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2030	560,000	604,966
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2030 (d)	1,110,000	1,204,548
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2031 (d)	2,450,000	2,686,659
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2032 (d)	2,750,000	3,031,320
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2033 (d)	2,750,000	3,035,621
		16,117,241
General Obligations - 0.2%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	4,025,000	3,543,171
Charlotte NC Gen. Oblig. 2% 6/1/2036	2,190,000	1,828,528
Charlotte NC Gen. Oblig. 2% 6/1/2037	2,500,000	2,024,662
Forsyth Cnty NC Gen. Oblig. 1.625% 3/1/2034	2,815,000	2,348,799
Iredell Cnty NC Series 2025, 5% 4/1/2036	3,930,000	4,552,206
Johnston Cnty NC 2% 2/1/2037	1,065,000	871,456
Moore Cnty NC Ltd Oblig 2% 6/1/2035	2,385,000	2,038,550
Moore Cnty NC Ltd Oblig 2% 6/1/2037	2,390,000	1,910,355
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	5,475,000	5,252,967
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2035	2,095,000	2,445,297
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036	2,300,000	2,656,267
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2037	1,500,000	1,714,606
		31,186,864
Health Care - 0.2%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	165,000	167,090
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	4,430,000	4,724,735
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,125,000	1,704,684
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	17,085,000	17,043,614
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5% 10/1/2034 (c)	670,000	707,621
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5% 10/1/2035 (c)	565,000	591,137
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2037 (c)	435,000	451,665
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2038 (c)	1,360,000	1,403,333
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.25% 10/1/2040 (c)	755,000	768,309
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5% 9/1/2034	900,000	941,341
		28,503,529
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 3.75% 7/1/2052	6,835,000	6,871,922
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	4,755,000	5,161,011
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	8,000,000	9,020,788
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 58 A, 6.5% 1/1/2056	6,000,000	6,882,055
		27,935,776
Industrial Development - 0.1%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 3.1% 11/1/2033 VRDN (b)(d)	19,500,000	19,500,000
Transportation - 0.1%
Charlotte NC Arpt Rev Series 2019A, 3% 7/1/2035	1,225,000	1,150,487
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (d)	1,500,000	1,549,111
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2028 (d)	1,875,000	1,979,153
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2029 (d)	1,500,000	1,607,299
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (d)	1,320,000	1,436,926
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2031 (d)	1,350,000	1,460,150
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (d)	1,100,000	1,179,027
		10,362,153
TOTAL NORTH CAROLINA		133,605,563
North Dakota - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2039 (Assured Guaranty Inc Insured)	4,360,000	3,654,073
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	1,250,000	1,166,280
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2040	5,675,000	5,139,493
		9,959,846
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	2,875,000	2,842,849
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 4% 1/1/2053	6,405,000	6,489,846
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	1,680,000	1,828,991
		11,161,686
TOTAL NORTH DAKOTA		21,121,532
Ohio - 2.0%
Education - 0.1%
Miami Univ. OH Series 2020A, 5% 9/1/2030	140,000	156,117
Miami Univ. OH Series 2020A, 5% 9/1/2031	950,000	1,054,936
Miami Univ. OH Series 2020A, 5% 9/1/2033	1,770,000	1,938,685
Miami Univ. OH Series 2020A, 5% 9/1/2034	2,500,000	2,724,972
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2034	35,000	36,979
University Cincinnati OH Gen Series 2024D, 5% 6/1/2036	3,405,000	3,822,501
University Cincinnati OH Gen Series 2024D, 5% 6/1/2037	1,625,000	1,805,869
Youngstown St Univ Ohio Gen Rcpts Series 2021, 3% 12/15/2033 (Assured Guaranty Inc Insured)	1,930,000	1,856,647
		13,396,706
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2017A, 5% 2/15/2036	5,000,000	5,154,017
American Mun Pwr Rev Series 2021A, 4% 2/15/2036	4,045,000	4,097,889
American Mun Pwr Rev Series 2021A, 4% 2/15/2037	3,000,000	3,019,504
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	235,000	234,557
American Mun Pwr Rev Series 2021A, 5% 2/15/2033	2,750,000	3,036,906
American Mun Pwr Rev Series 2021A, 5% 2/15/2034	4,000,000	4,382,840
American Mun Pwr Rev Series 2021A, 5% 2/15/2035	2,715,000	2,950,065
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (d)	13,000,000	13,014,400
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (d)	5,355,000	5,361,100
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (d)	7,500,000	7,508,558
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(d)	4,440,000	4,531,933
		53,291,769
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	280,000	284,222
Ohio St Hosp Rev Series 2024 A, 5% 1/1/2035 (Pre-refunded to 10/1/2034 at 100)	450,000	518,539
		802,761
General Obligations - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032	1,490,000	1,510,695
State of Ohio Gen. Oblig. Series 2021 A, 5% 6/15/2033	2,300,000	2,576,503
		4,087,198
Health Care - 0.7%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2034	970,000	991,500
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2035	1,000,000	1,017,947
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2036	1,000,000	1,016,387
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2032	700,000	753,146
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2029	2,290,000	2,496,570
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	2,290,000	2,510,717
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	2,515,000	2,515,661
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	2,640,000	2,641,171
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	2,770,000	2,771,037
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2026	2,040,000	2,090,873
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2031	1,000,000	1,053,374
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2032	1,000,000	1,049,462
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2033	1,000,000	1,045,600
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2026	560,000	570,109
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	3,005,000	3,021,082
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	6,580,000	6,314,297
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	4,500,000	4,232,905
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	5,475,000	5,449,849
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	19,730,000	22,484,920
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	16,390,000	16,782,070
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	2,495,000	2,568,665
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	4,855,000	5,109,132
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	2,250,000	2,264,398
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	3,000,000	3,095,460
		93,846,332
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	385,000	390,052
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	5,860,000	6,431,056
		6,821,108
Special Tax - 0.4%
Cleveland Ohio Income Tax Rev Series 2021 A 1, 3% 10/1/2038	1,205,000	1,054,213
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2037	390,000	431,981
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2038	7,160,000	7,846,595
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2039	10,000,000	10,872,203
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2040	5,375,000	5,803,186
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2041	5,785,000	6,180,254
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2042	12,000,000	12,654,581
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2033	2,000,000	2,152,151
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2035	1,000,000	1,063,843
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2036	1,180,000	1,248,588
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	970,000	928,475
		50,236,070
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,290,000	2,384,924
Transportation - 0.2%
Columbus OH Regl Arpt Au Rev 5% 1/1/2035 (d)	3,000,000	3,287,716
Columbus OH Regl Arpt Au Rev 5% 1/1/2036 (d)	3,715,000	4,053,430
Columbus OH Regl Arpt Au Rev 5% 1/1/2037 (d)	8,200,000	8,858,608
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (d)	12,000,000	12,835,088
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	2,860,000	3,119,905
		32,154,747
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	1,175,000	1,030,892
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	2,505,000	2,662,411
Ohio Water Development Authority 5% 12/1/2040	1,065,000	1,146,040
Ohio Water Development Authority Series 2024 B, 5% 12/1/2032	605,000	698,339
Ohio Water Development Authority Series 2024 B, 5% 12/1/2033	875,000	1,017,321
Ohio Water Development Authority Series 2024 B, 5% 12/1/2034	1,000,000	1,167,570
Ohio Water Development Authority Series 2024 B, 5% 6/1/2032	570,000	654,679
Ohio Water Development Authority Series 2024 B, 5% 6/1/2033	500,000	579,204
Ohio Water Development Authority Series 2024 B, 5% 6/1/2034	605,000	704,703
		9,661,159
TOTAL OHIO		266,682,774
Oklahoma - 0.5%
Education - 0.1%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2033	2,645,000	2,621,716
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2034	2,755,000	2,707,975
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	540,000	545,289
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2027	680,000	697,637
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2028	725,000	752,994
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2029	755,000	792,726
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2030	1,370,000	1,435,445
		9,553,782
General Obligations - 0.2%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2026	2,015,000	2,054,767
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2032	1,000,000	1,134,873
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2034	1,750,000	1,994,858
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2035	1,650,000	1,873,959
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2036	1,250,000	1,405,812
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2037	1,000,000	1,113,784
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2030	1,075,000	1,195,880
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2033	1,500,000	1,725,381
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2034	525,000	607,065
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2032	6,325,000	7,095,450
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2033	2,500,000	2,820,219
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2034	1,000,000	1,130,747
		24,152,795
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	1,055,000	1,160,469
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	1,205,000	1,353,393
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 4.95% 9/1/2045	1,690,000	1,736,490
		4,250,352
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2026	1,455,000	1,457,449
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2027	1,155,000	1,156,961
		2,614,410
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2036	3,000,000	3,439,124
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037	4,500,000	5,107,237
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037 (c)	3,000,000	3,413,155
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038	8,000,000	8,988,515
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2040 (c)	2,250,000	2,484,507
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2041 (c)	2,000,000	2,181,294
		25,613,832
TOTAL OKLAHOMA		66,185,171
Oregon - 1.5%
General Obligations - 0.1%
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2037	1,195,000	870,954
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2033 (Oregon St Guaranteed)	1,000,000	990,190
Oregon St Gen. Oblig. 5% 8/1/2036	1,500,000	1,732,925
Oregon St Gen. Oblig. 5% 8/1/2037	1,455,000	1,663,403
Oregon St Gen. Oblig. 5% 8/1/2038	2,125,000	2,402,997
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2038 (d)	1,225,000	1,301,310
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2039 (d)	1,200,000	1,268,221
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2030 (Oregon St Guaranteed)	2,915,000	3,025,203
		13,255,203
Health Care - 0.3%
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2034	8,370,000	9,261,334
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2035	1,400,000	1,535,600
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2036	1,755,000	1,909,897
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2038	2,000,000	2,154,035
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2041	1,525,000	1,591,528
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2042	1,375,000	1,419,985
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2043	1,455,000	1,490,757
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2044	1,375,000	1,396,206
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	12,940,000	14,119,391
		34,878,733
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	2,630,000	2,249,563
Special Tax - 0.0%
Oregon St Dept Admin Lottery 5% 4/1/2038	1,000,000	1,126,804
Transportation - 1.1%
Port of Portland Arpt Rev 4% 7/1/2035 (d)	3,000,000	3,025,970
Port of Portland Arpt Rev 4% 7/1/2039 (d)	2,545,000	2,473,492
Port of Portland Arpt Rev 5% 7/1/2026 (d)	1,300,000	1,319,988
Port of Portland Arpt Rev 5% 7/1/2027 (d)	1,090,000	1,129,642
Port of Portland Arpt Rev 5% 7/1/2029	1,155,000	1,223,081
Port of Portland Arpt Rev 5% 7/1/2029	1,000,000	1,063,918
Port of Portland Arpt Rev 5% 7/1/2033	785,000	857,413
Port of Portland Arpt Rev 5% 7/1/2036 (d)	8,655,000	9,129,885
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2034 (d)	5,500,000	6,166,437
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2035 (d)	11,655,000	12,941,567
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2036 (d)	9,075,000	9,979,719
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2037 (d)	12,175,000	13,262,561
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2034 (d)	1,725,000	1,934,019
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2035 (d)	3,835,000	4,258,336
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2036 (d)	3,655,000	4,019,380
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2037 (d)	4,230,000	4,607,855
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2031 (d)	1,000,000	1,020,644
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2032 (d)	2,795,000	2,848,505
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2030 (d)	12,085,000	13,211,918
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2031 (d)	12,035,000	13,266,017
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2033 (d)	9,960,000	11,133,774
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (d)	2,730,000	3,021,824
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2038 (d)	2,680,000	2,857,332
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2040 (d)	19,745,000	21,127,679
		145,880,956
TOTAL OREGON		197,391,259
Pennsylvania - 2.9%
Education - 0.5%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	17,865,000	18,724,246
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2036	825,000	827,886
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2037	1,000,000	994,553
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2038	1,050,000	1,036,337
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2039	2,000,000	1,945,220
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2040	2,115,000	2,008,359
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (h)	2,445,000	1,173,599
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (h)	5,005,000	2,402,400
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (h)	5,575,000	2,676,000
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	7,605,000	8,867,555
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2029 (d)	3,800,000	3,989,508
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2030 (d)	8,600,000	9,103,349
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2031 (d)	4,900,000	5,225,468
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2030 (d)	2,365,000	2,515,957
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2032 (d)	2,000,000	2,142,447
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2033 (d)	1,875,000	2,009,464
Pennsylvania St Univ Series 2023, 5% 9/1/2038	750,000	824,991
Pennsylvania St Univ Series 2023, 5% 9/1/2039	750,000	818,582
Pennsylvania St Univ Series 2023, 5% 9/1/2040	1,500,000	1,623,992
		68,909,913
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2041 (Assured Guaranty Inc Insured)	2,330,000	2,567,916
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2043 (Assured Guaranty Inc Insured)	3,750,000	4,050,946
		6,618,862
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2028 (Pre-refunded to 12/1/2026 at 100)	835,000	859,700
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2033 (Pre-refunded to 12/1/2026 at 100)	895,000	921,474
		1,781,174
General Obligations - 0.7%
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2032	6,490,000	6,515,777
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	16,970,000	17,171,040
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	25,255,000	25,633,684
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	3,225,000	3,288,591
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2027	1,500,000	1,548,364
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2028	2,250,000	2,382,034
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2029	2,425,000	2,622,192
Philadelphia PA Sch Dist 5% 9/1/2029	3,070,000	3,326,070
Philadelphia PA Sch Dist 5% 9/1/2033	11,245,000	12,040,471
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	3,675,000	3,933,427
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	145,000	145,231
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2028	5,265,000	5,394,898
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2033	3,405,000	3,464,224
		87,466,003
Health Care - 0.5%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	1,350,000	1,364,807
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5% 7/1/2031 (e)	1,415,000	1,507,713
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,385,000	1,370,351
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	1,495,000	1,473,994
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	4,670,000	4,494,997
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	7,560,000	6,935,787
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	3,490,000	2,993,823
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2030	1,250,000	1,351,191
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	2,500,000	2,694,335
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2033	1,370,000	1,465,796
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,045,000	1,082,526
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	3,000,000	3,023,790
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023A SUB A1, 5% 5/15/2031	17,825,000	19,667,214
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2041	3,000,000	3,223,716
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2028	1,215,000	1,268,158
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2030	2,090,000	2,179,578
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 3.7% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,000,000	5,000,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2038	2,890,000	3,017,287
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2034	1,630,000	1,857,405
		65,972,468
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	1,250,000	961,067
Special Tax - 0.1%
Southeastern PA Transn Auth Rev 5% 6/1/2033	1,000,000	1,128,761
Southeastern PA Transn Auth Rev 5% 6/1/2034	1,000,000	1,119,150
Southeastern PA Transn Auth Rev 5% 6/1/2035	1,750,000	1,939,607
Southeastern PA Transn Auth Rev 5% 6/1/2036	2,500,000	2,744,745
		6,932,263
Transportation - 1.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (d)	3,635,000	3,906,629
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2034 (Assured Guaranty Inc Insured) (d)	1,730,000	1,899,708
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2035 (Assured Guaranty Inc Insured) (d)	2,000,000	2,179,568
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2036 (Assured Guaranty Inc Insured) (d)	1,000,000	1,096,330
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2037 (Assured Guaranty Inc Insured) (d)	1,000,000	1,087,509
Pennsylvania Turnpike Commission 4% 12/1/2038	1,040,000	1,047,752
Pennsylvania Turnpike Commission 5% 12/1/2029	1,455,000	1,527,319
Pennsylvania Turnpike Commission 5% 12/1/2033	5,465,000	6,306,855
Pennsylvania Turnpike Commission 5% 12/1/2033	4,350,000	5,020,095
Pennsylvania Turnpike Commission 5% 12/1/2034	3,250,000	3,752,468
Pennsylvania Turnpike Commission 5% 12/1/2034	3,125,000	3,608,143
Pennsylvania Turnpike Commission 5% 12/1/2034	970,000	1,008,814
Pennsylvania Turnpike Commission 5% 12/1/2036	2,850,000	3,236,698
Pennsylvania Turnpike Commission 5% 12/1/2037	1,300,000	1,411,871
Pennsylvania Turnpike Commission 5% 12/1/2038	4,500,000	5,013,297
Pennsylvania Turnpike Commission 5% 12/1/2038	4,100,000	4,567,671
Pennsylvania Turnpike Commission 5% 12/1/2039	3,250,000	3,585,177
Pennsylvania Turnpike Commission 5% 12/1/2039	2,350,000	2,592,359
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	2,095,000	2,338,561
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2034	1,750,000	1,941,158
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2035	1,750,000	1,926,640
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (f)	995,000	1,026,825
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2033 (f)	1,215,000	1,287,708
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2032	3,205,000	3,654,763
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2033	12,980,000	14,801,240
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2034	5,325,000	6,023,467
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2035	1,425,000	1,596,539
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2041	3,700,000	3,978,055
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2042	5,000,000	5,301,727
Philadelphia PA Airport Rev 5% 7/1/2026 (d)	2,950,000	2,994,915
Philadelphia PA Airport Rev 5% 7/1/2029 (d)	1,200,000	1,239,834
Philadelphia PA Airport Rev 5% 7/1/2030 (d)	1,720,000	1,773,559
Philadelphia PA Airport Rev 5% 7/1/2031 (d)	2,430,000	2,499,715
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (d)	800,000	816,027
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2035	2,000,000	2,032,602
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2036	3,500,000	3,531,883
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2036 (d)	2,750,000	2,920,673
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2033 (d)	9,695,000	10,746,500
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2036 (d)	1,340,000	1,471,344
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2038 (d)	1,370,000	1,473,010
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2039 (d)	1,640,000	1,747,790
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2041 (d)	360,000	387,138
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2043 (d)	1,110,000	1,174,276
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2044 (d)	2,100,000	2,209,114
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2045 (d)	2,250,000	2,358,797
		136,102,123
Water & Sewer - 0.1%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2040	1,000,000	1,078,764
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2042	3,000,000	3,191,395
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2043	2,085,000	2,206,405
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2035	1,110,000	1,239,448
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2037	2,000,000	2,189,619
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2038	1,500,000	1,622,651
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2039	1,850,000	1,987,254
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	570,000	599,057
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2031 (Assured Guaranty Inc Insured)	1,855,000	2,100,054
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,250,000	1,437,378
		17,652,025
TOTAL PENNSYLVANIA		392,395,898
Puerto Rico - 0.4%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	27,122,170	26,817,355
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	9,725,000	9,484,496
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,097,403	4,383,234
		40,685,085
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (e)	1,500,000	1,545,148
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	5,185,000	5,340,119
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (e)	3,620,000	3,744,554
		10,629,821
TOTAL PUERTO RICO		51,314,906
Rhode Island - 0.6%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2034	475,000	537,078
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2037	2,255,000	2,471,365
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	1,845,000	1,986,059
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2033	315,000	357,813
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2034	375,000	421,035
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2035	350,000	389,283
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2037	400,000	436,780
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2038	350,000	378,695
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	395,000	424,098
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2040	1,640,000	1,750,741
Rhode Island St Student Ln 3.5% 12/1/2034 (d)	1,440,000	1,403,405
Rhode Island St Student Ln 5% 12/1/2026 (d)	2,100,000	2,139,476
Rhode Island St Student Ln 5% 12/1/2027 (d)	1,500,000	1,555,734
Rhode Island St Student Ln 5% 12/1/2028 (d)	1,750,000	1,843,279
Rhode Island St Student Ln 5% 12/1/2029 (d)	1,875,000	1,993,317
Rhode Island St Student Ln 5% 12/1/2029 (d)	1,650,000	1,754,119
Rhode Island St Student Ln 5% 12/1/2030 (d)	1,125,000	1,200,165
Rhode Island St Student Ln 5% 12/1/2031 (d)	1,575,000	1,688,814
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (d)	520,000	518,806
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2032 (d)	5,100,000	5,472,868
		28,722,930
General Obligations - 0.2%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019 A, 4% 5/1/2035	2,160,000	2,206,360
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2036 (Build America Mutual Assurance Co Insured)	1,410,000	1,581,488
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	2,180,000	2,414,336
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	835,000	912,396
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2040 (Build America Mutual Assurance Co Insured)	1,450,000	1,580,904
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2043 (Build America Mutual Assurance Co Insured)	730,000	776,364
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	1,825,000	1,930,788
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2035	10,110,000	11,267,091
		22,669,727
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	10,630,000	10,679,837
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	6,100,000	6,733,174
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2035	1,320,000	1,447,497
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2037	735,000	792,533
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2038	880,000	941,125
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2040	735,000	768,490
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2041	800,000	826,981
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2043	790,000	801,206
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2044	550,000	556,106
		23,546,949
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (d)	2,265,000	2,232,467
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	825,000	829,841
		3,062,308
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	1,770,000	1,778,296
Tobacco Setlement Fing Corp RI Series SER A, 5% 6/1/2028	2,330,000	2,340,948
		4,119,244
TOTAL RHODE ISLAND		82,121,158
South Carolina - 1.5%
Electric Utilities - 0.5%
South Carolina St Svc Auth Rev 4% 12/1/2033	900,000	922,014
South Carolina St Svc Auth Rev 4% 12/1/2034	4,000,000	4,072,604
South Carolina St Svc Auth Rev 4% 12/1/2035	500,000	505,089
South Carolina St Svc Auth Rev 4% 12/1/2037	2,000,000	1,998,552
South Carolina St Svc Auth Rev 5% 12/1/2031	2,800,000	3,089,192
South Carolina St Svc Auth Rev 5% 12/1/2034	500,000	567,127
South Carolina St Svc Auth Rev 5% 12/1/2036	1,900,000	2,119,785
South Carolina St Svc Auth Rev 5% 12/1/2037	2,125,000	2,346,393
South Carolina St Svc Auth Rev 5% 12/1/2037	1,625,000	1,794,301
South Carolina St Svc Auth Rev 5% 12/1/2038	4,500,000	4,917,819
South Carolina St Svc Auth Rev 5% 12/1/2038	3,000,000	3,278,546
South Carolina St Svc Auth Rev 5% 12/1/2039	4,030,000	4,367,853
South Carolina St Svc Auth Rev 5% 12/1/2039	1,325,000	1,436,081
South Carolina St Svc Auth Rev 5% 12/1/2040	1,625,000	1,748,495
South Carolina St Svc Auth Rev 5.25% 12/1/2033 (Assured Guaranty Inc Insured)	1,200,000	1,356,554
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	2,000,000	1,867,261
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2035	5,000,000	5,608,407
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2036	6,500,000	7,218,981
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2038	7,000,000	7,621,844
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2041	1,000,000	1,062,325
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	6,250,000	6,358,808
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	9,330,000	9,478,155
		73,736,186
General Obligations - 0.3%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	3,890,000	3,403,226
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	21,845,000	23,842,042
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2027	3,885,000	3,890,928
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2029	3,155,000	3,159,151
		34,295,347
Health Care - 0.6%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	2,500,000	2,565,108
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2034	15,850,000	17,901,012
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2035	11,250,000	12,580,415
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2036	14,000,000	15,498,127
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	7,775,000	8,515,350
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	17,650,000	19,158,478
		76,218,490
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,455,000	1,470,914
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 4% 7/1/2050	1,390,000	1,404,787
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	3,595,000	3,950,759
		6,826,460
Transportation - 0.1%
South Carolina St Ports Auth Series 2018, 5% 7/1/2028 (d)	2,235,000	2,356,302
South Carolina St Ports Auth Series 2018, 5% 7/1/2030 (d)	4,790,000	5,042,601
South Carolina St Ports Auth Series 2018, 5% 7/1/2033 (d)	2,150,000	2,243,616
		9,642,519
TOTAL SOUTH CAROLINA		200,719,002
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2027	365,000	378,592
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2033	1,700,000	1,754,136
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	1,360,000	1,397,066
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	15,700,000	17,289,062
		20,818,856
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2021 A, 3% 11/1/2051	2,185,000	2,163,599
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	2,460,000	2,673,939
		4,837,538
TOTAL SOUTH DAKOTA		25,656,394
Tennessee - 1.2%
Education - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	615,000	674,794
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	450,000	485,593
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	500,000	534,793
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	500,000	530,880
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	425,000	447,215
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 4.5% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,180,000	1,147,451
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,125,000	1,194,480
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,240,000	2,294,527
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	1,200,000	1,222,216
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	550,000	608,792
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2034	2,190,000	2,543,286
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2035	5,500,000	6,321,273
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2036	835,000	950,298
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2037	1,000,000	1,127,062
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2038	750,000	836,718
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2039	1,000,000	1,107,015
		22,026,393
General Obligations - 0.7%
County of Williamson TN Gen. Oblig. 3.05% 4/1/2034	1,680,000	1,658,926
County of Williamson TN Gen. Oblig. Series 2020B, 1.5% 4/1/2032	1,700,000	1,472,031
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2031	17,400,000	17,708,854
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2018, 4% 7/1/2034	6,000,000	6,098,107
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	1,100,000	1,054,388
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (i)	1,000,000	700,416
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2035 (i)	1,100,000	729,960
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2036 (i)	1,000,000	626,680
Oak Ridge Tenn Gen. Oblig. Series 2021 A, 2% 6/1/2034	550,000	478,086
Tennessee Engy Acq Crp Gas Rev Series 2018, 4% tender 11/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	10,670,000	10,681,582
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	52,500,000	56,777,958
		97,986,988
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2037	3,040,000	3,050,020
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2029	970,000	1,015,766
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2030	1,165,000	1,217,729
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	15,850,000	16,877,993
		22,161,508
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series ISSUE 2022 1, 3.75% 7/1/2052	4,360,000	4,385,432
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	1,040,000	882,518
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	1,265,000	956,898
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	2,385,000	2,001,249
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	5,435,000	6,097,925
		14,324,022
Transportation - 0.0%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (d)	1,190,000	1,202,316
TOTAL TENNESSEE		157,701,227
Texas - 15.7%
Education - 0.9%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2030 (d)	2,500,000	2,652,688
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	1,585,000	1,375,704
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	2,135,000	2,154,161
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,395,000	1,407,422
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2030 (c)(d)	300,000	317,955
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2031 (c)(d)	800,000	852,716
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2033 (c)(d)	1,100,000	1,172,880
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2033	3,515,000	3,984,414
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2034	23,150,000	26,362,947
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) Series 2013A, 4% 10/1/2042	1,000,000	935,140
Texas A&M Univ Perm Univ Fund 5% 7/1/2037	8,235,000	9,028,684
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	8,030,000	8,734,546
Texas A&M Univ Revs Series 2021 A, 4% 5/15/2034	1,000,000	1,045,023
Texas A&M Univ Revs Series 2022, 5% 5/15/2032	1,000,000	1,141,749
Texas A&M Univ Revs Series 2022, 5% 5/15/2033	1,000,000	1,133,099
Texas A&M Univ Revs Series 2022, 5% 5/15/2034	1,250,000	1,404,675
Texas A&M Univ Revs Series 2022, 5% 5/15/2035	1,000,000	1,114,169
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	4,530,000	4,682,441
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2033	1,800,000	2,054,767
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2034	2,250,000	2,584,136
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2035	845,000	973,981
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2036	1,800,000	2,059,365
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2037	1,300,000	1,472,330
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2038	2,250,000	2,522,347
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2030	6,325,000	6,374,907
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	4,105,000	3,629,272
University North Tex Univ Rev Series 2022A, 5% 4/15/2032	540,000	613,248
University North Tex Univ Rev Series 2022A, 5% 4/15/2033	520,000	583,188
University North Tex Univ Rev Series 2022A, 5% 4/15/2034	720,000	802,543
University North Tex Univ Rev Series 2022A, 5% 4/15/2035	755,000	834,949
University North Tex Univ Rev Series 2022A, 5% 4/15/2036	720,000	790,151
University North Tex Univ Rev Series 2022A, 5% 4/15/2037	950,000	1,034,507
University North Tex Univ Rev Series 2022A, 5% 4/15/2038	1,095,000	1,183,066
University North Tex Univ Rev Series 2022A, 5% 4/15/2039	1,190,000	1,277,029
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,740,000	1,769,970
University TX Perm Univ Fd Series 2023A, 5% 7/1/2032	13,135,000	15,033,388
University TX Perm Univ Fd Series 2023A, 5% 7/1/2033	9,375,000	10,820,448
		125,914,005
Electric Utilities - 0.9%
City of Georgetown TX Series 2022, 5% 8/15/2031 (Assured Guaranty Inc Insured)	1,375,000	1,545,399
City of Georgetown TX Series 2022, 5% 8/15/2033 (Assured Guaranty Inc Insured)	1,500,000	1,662,700
City of Georgetown TX Series 2022, 5% 8/15/2035 (Assured Guaranty Inc Insured)	1,700,000	1,859,542
City of Georgetown TX Series 2022, 5% 8/15/2036 (Assured Guaranty Inc Insured)	1,585,000	1,722,761
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	1,750,000	1,933,554
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2036 (Build America Mutual Assurance Co Insured)	1,355,000	1,482,489
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2037 (Build America Mutual Assurance Co Insured)	1,430,000	1,552,406
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,077,075
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,067,911
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,055,602
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2041 (Build America Mutual Assurance Co Insured)	1,240,000	1,301,142
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2042 (Build America Mutual Assurance Co Insured)	1,200,000	1,252,166
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	1,855,000	1,925,811
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,067,492
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,129,050
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2033 (Assured Guaranty Inc Insured)	1,000,000	1,135,996
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2034 (Assured Guaranty Inc Insured)	950,000	1,084,312
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2035 (Assured Guaranty Inc Insured)	615,000	695,734
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2036 (Assured Guaranty Inc Insured)	600,000	672,295
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2037 (Assured Guaranty Inc Insured)	500,000	555,096
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2038 (Assured Guaranty Inc Insured)	500,000	549,914
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2039 (Assured Guaranty Inc Insured)	500,000	545,167
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2040 (Assured Guaranty Inc Insured)	500,000	538,611
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2032	1,500,000	1,600,547
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2033	2,250,000	2,389,442
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	2,250,000	2,379,724
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2035	5,575,000	5,870,705
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2036	1,075,000	1,127,164
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2032	4,565,000	4,796,850
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2034	2,430,000	2,534,908
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2036	2,430,000	2,516,827
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5% 5/15/2032	395,000	446,552
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5.25% 5/15/2035	1,500,000	1,681,509
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2036 (Assured Guaranty Inc Insured)	5,915,000	6,592,218
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2037 (Assured Guaranty Inc Insured)	5,755,000	6,353,941
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2039 (Assured Guaranty Inc Insured)	7,500,000	8,155,798
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2040 (Assured Guaranty Inc Insured)	7,000,000	7,530,387
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2041 (Assured Guaranty Inc Insured)	4,150,000	4,426,037
Lower Colorado River Authority Series 2020, 5% 5/15/2026	3,350,000	3,398,232
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	20,000,000	21,956,571
San Antonio TX Elec & Gas Rev 5% 2/1/2029	1,455,000	1,516,793
San Antonio TX Elec & Gas Rev 5% 2/1/2030	970,000	1,010,900
San Antonio TX Elec & Gas Rev 5% 2/1/2031	1,455,000	1,515,467
San Antonio TX Elec & Gas Rev 5% 2/1/2033	1,165,000	1,208,591
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2036	5,980,000	6,345,530
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Inc Insured)	1,125,000	1,086,095
		124,853,013
General Obligations - 7.1%
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,472,961
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,566,898
Aldine TX Indpt Sch Dist Series 2020, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	940,752
Alief TX Indp Sch Dist Series 2021, 2% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,890,000	2,265,834
Alvin Tex Indpt Sch Dist 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,435,833
Alvin Tex Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,267,959
Alvin Tex Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	570,000	649,298
Alvin Tex Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	575,000	648,487
Alvin Tex Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	700,000	779,514
Alvin Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	775,000	855,022
Alvin Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,203,034
Alvin Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	650,000	703,197
Argyle TX Indpt Sch Dist 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,005,000	1,126,619
Arlington TX Gen. Oblig. Series 2020 A, 2% 8/15/2036	200,000	163,675
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2034	1,600,000	1,794,433
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2035	2,500,000	2,779,113
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2036	3,035,000	3,347,133
Austin TX Indpt Sch Dist 5% 8/1/2035	2,000,000	2,242,516
Austin TX Indpt Sch Dist 5% 8/1/2039	1,795,000	1,944,335
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2032 (Permanent Sch Fund of Texas Guaranteed)	8,300,000	8,836,876
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	9,255,000	9,768,657
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2034 (Permanent Sch Fund of Texas Guaranteed)	10,590,000	11,095,162
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	7,215,000	7,493,537
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	7,105,000	6,094,527
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,575,000	1,411,032
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,505,000	5,522,827
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2038	1,000,000	896,881
Brazos Cnty Tex Gen. Oblig. 2.125% 9/1/2039	1,515,000	1,123,573
Brazosport Texas Indpt Sch Dis 2.125% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,495,000	3,186,094
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,070,822
Cedar Park TX Gen. Oblig. 1.75% 2/15/2037	1,635,000	1,246,921
Cedar Park TX Gen. Oblig. 5% 2/15/2036	1,245,000	1,352,542
Channelview TX Indpt Sch Dist Series 2021, 2% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,329,121
City of Coppell TX Gen. Oblig. Series 2021, 2% 2/1/2036	1,220,000	1,015,019
City of Coppell TX Gen. Oblig. Series 2021, 2% 2/1/2037	1,245,000	1,004,323
City of Frisco TX 2% 2/15/2038	1,315,000	1,025,337
City of Frisco TX Gen. Oblig. 2% 2/15/2037	4,640,000	3,738,078
City of Frisco TX Gen. Oblig. 2% 2/15/2041	2,290,000	1,589,256
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2036	2,220,000	1,809,523
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2037	2,265,000	1,787,719
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2039	1,660,000	1,224,567
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2033 (City of Garland TX Guaranteed)	2,145,000	2,428,121
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2034 (City of Garland TX Guaranteed)	2,150,000	2,441,247
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2035 (City of Garland TX Guaranteed)	2,010,000	2,271,743
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	1,700,000	1,883,883
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	1,250,000	1,369,886
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2040	1,275,000	1,370,182
City of Waco TX Gen. Oblig. 2% 2/1/2033	3,330,000	2,964,377
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	2,240,000	1,924,224
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,675,000	1,359,703
City of Waco TX Gen. Oblig. 2.375% 2/1/2039	3,800,000	2,998,877
City of Waco TX Gen. Oblig. Series 2023A, 4% 2/1/2039	3,990,000	3,996,305
Clear Creek Independent School District Series 2021, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	4,725,000	4,547,887
Clear Creek Independent School District Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,620,000	3,027,582
Clear Creek Independent School District Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,365,000	3,824,549
Clear Creek Independent School District Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	5,985,000	6,733,884
Clear Creek Independent School District Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	8,115,000	9,037,460
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.5% 8/15/2037	2,500,000	2,457,621
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,665,000	2,467,963
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	9,400,000	8,535,005
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	6,015,000	5,351,992
Comal Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,182,211
Comal Tex Indpt Sch Dist 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,921,814
Comal Tex Indpt Sch Dist 3% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,307,647
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	6,775,000	5,980,197
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2036	7,530,000	8,547,396
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2037	7,870,000	8,843,436
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2038	9,000,000	10,025,453
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2039	4,665,000	5,158,696
County of Collin TX Gen. Oblig. Series 2025, 5% 2/15/2040	8,280,000	9,053,707
Cypress-Fairbanks TX Isd Series 2016, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,475,000	3,508,795
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	4,955,488
Cypress-Fairbanks TX Isd Series 2020, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,487,127
Dallas TX Gen. Oblig. Series 2019 B, 3.125% 2/15/2039	1,850,000	1,613,700
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2030	4,080,000	4,402,389
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2032	7,095,000	7,599,575
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2033	7,585,000	8,094,231
Dallas TX Gen. Oblig. Series 2019A, 3% 2/15/2038	1,940,000	1,705,334
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	16,030,000	17,341,940
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	20,305,000	22,377,418
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	8,555,000	9,575,031
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	16,800,000	18,989,620
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	8,555,000	9,750,965
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	9,400,000	10,460,044
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2038	12,190,000	13,442,314
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	10,745,000	11,745,908
Dallas TX ISD 5% 2/15/2028	1,750,000	1,853,061
Dallas TX ISD 5% 2/15/2029	2,355,000	2,487,530
Dallas TX ISD 5% 2/15/2030	5,095,000	5,382,462
Dallas TX ISD 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,500,000	5,005,968
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,583,955
Dallas TX ISD Series 2022, 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,680,000	2,418,841
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2038	1,060,000	965,317
Del Valle Tex Indpt Sch Dist Series 2021, 2% 6/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,740,000	3,098,418
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2030	600,000	667,324
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2032	500,000	568,670
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2033	1,000,000	1,147,360
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2034	1,000,000	1,147,998
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2035	1,000,000	1,135,341
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2036	750,000	843,133
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2037	750,000	835,127
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2038	2,000,000	2,205,049
Denton Independent School District Series B2, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	7,300,000	7,781,462
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2035	1,430,000	1,233,926
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	2,670,000	2,237,529
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	1,465,000	1,227,708
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	1,495,000	1,215,312
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	510,000	414,588
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,525,000	1,200,448
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,255,000	987,910
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2039	1,560,000	1,188,930
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2040	1,585,000	1,164,379
Denton TX Gen. Oblig. Series 2021, 2.5% 2/15/2038	10,245,000	8,715,286
Eagle Mtn & Saginaw TX Isd Series 2019, 3% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,243,531
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,190,000	1,344,095
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,132,224
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,445,421
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,895,000	2,090,295
El Paso Tex Gen. Oblig. 5% 8/15/2030	5,100,000	5,419,142
El Paso Tex Gen. Oblig. 5% 8/15/2031	3,610,000	3,824,240
El Paso Tex Gen. Oblig. 5% 8/15/2032	1,385,000	1,462,329
El Paso Tex Gen. Oblig. 5% 8/15/2033 (Pre-refunded to 8/15/2028 at 100)	5,890,000	6,315,405
El Paso Tex Gen. Oblig. 5% 8/15/2034 (Pre-refunded to 8/15/2028 at 100)	2,945,000	3,157,703
El Paso Tex Gen. Oblig. Series 2021 C, 3% 8/15/2040	1,000,000	852,041
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2036	1,780,000	1,999,790
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2037	1,000,000	1,111,127
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2038	1,000,000	1,100,047
Elgin TX Indpt Sch Dist 5% 8/1/2030 (Permanent Sch Fund of Texas Guaranteed)	1,485,000	1,656,354
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	8,005,000	7,812,902
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,105,000	1,967,541
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	440,000	494,889
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	900,000	991,490
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,228,256
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,841,527
Fort Worth TX Gen. Oblig. 2% 3/1/2036	6,480,000	5,293,940
Fort Worth TX Gen. Oblig. 2% 3/1/2037	6,480,000	5,127,265
Fort Worth TX Gen. Oblig. Series 2016, 5% 3/1/2027	5,755,000	5,811,060
Fort Worth TX Gen. Oblig. Series 2020, 3% 3/1/2039	2,500,000	2,140,232
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2029	4,200,000	4,546,635
Frisco Tex Indpt Sch Dis 2% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,355,000	1,894,211
Frisco Tex Indpt Sch Dis 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,445,000	1,274,149
Grand Prairie TX Gen. Oblig. 4% 2/15/2038	1,755,000	1,786,784
Grand Prairie TX Gen. Oblig. 4% 2/15/2039	1,465,000	1,482,491
Harlandale TX Indpt Sch Dist 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,050,000	1,146,842
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2032	5,130,000	5,390,276
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	6,045,000	6,306,218
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2034	4,995,000	5,178,099
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2035	3,400,000	3,494,550
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2036	3,920,000	4,001,242
Harris Cnty TX Gen. Oblig. 3% 10/1/2041	2,500,000	2,144,568
Harris Cnty TX Gen. Oblig. Series 2022 A, 5% 8/15/2032	2,500,000	2,847,153
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2034	2,235,000	2,578,855
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	1,000,000	1,139,619
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	955,000	1,088,336
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2034	3,710,000	4,280,783
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2035	3,250,000	3,703,765
Harris-Fort Bend Cntys Tex Munutil Dist No 3 Gen. Oblig. Series 2022, 3% 4/1/2036 (Assured Guaranty Inc Insured)	1,205,000	1,076,936
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,022,920
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,101,987
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,808,258
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,450,938
Houston TX Gen. Oblig. 5% 3/1/2039	5,465,000	5,962,363
Houston TX Indpt Sch Dist 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,561,111
Houston TX Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,790,000	6,692,682
Houston TX Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	3,192,386
Houston TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,400,000	2,761,180
Houston TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,550,000	1,765,271
Houston TX Indpt Sch Dist 5% 7/15/2032	1,200,000	1,366,401
Houston TX Indpt Sch Dist 5% 7/15/2037	2,900,000	3,276,080
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,450,000	2,805,931
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,901,939
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	2,025,328
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,300,000	4,939,582
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,472,614
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,800,000	2,025,998
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,588,602
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,251,498
Lamar TX Isd Series 2021 A, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,244,544
Lamar TX Isd Series 2023, 5% 2/15/2037	2,000,000	2,192,302
Lamar TX Isd Series 2023, 5% 2/15/2038	2,250,000	2,443,319
Lamar TX Isd Series 2023, 5% 2/15/2039	5,000,000	5,400,563
Lamar TX Isd Series 2023, 5% 2/15/2040	2,765,000	2,957,448
Lamar TX Isd Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,950,000	2,219,742
Lamar TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,815,605
Lamar TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,460,528
Lamar TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	3,400,000	3,751,065
Lamar TX Isd Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,749,867
Lamar TX Isd Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,619,417
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,377,298
Lubbock Cnty Tex Gen. Oblig. 4% 2/15/2039	3,250,000	3,252,486
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2035	1,905,000	2,114,730
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2037	2,950,000	3,222,170
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2038	3,105,000	3,361,633
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	1,135,000	1,226,044
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2039	3,700,000	3,973,567
Mansfield TX Gen. Oblig. 2.5% 2/15/2039	1,425,000	1,170,376
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2034	1,315,000	1,517,191
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2035	3,125,000	3,572,913
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2036	1,905,000	2,157,893
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2037	4,755,000	5,333,049
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2038	5,175,000	5,738,255
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2039	1,685,000	1,852,146
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2040	2,655,000	2,884,765
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2041	4,160,000	4,488,514
Mckinney Tex Indpt Sch Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,418,536
Midway TX Indpt Sch Dist Series 2020, 4% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,561,304
New Braunfels Tex Gen. Oblig. 2% 2/1/2036	500,000	409,543
Northwest Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,778,488
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,318,695
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,889,378
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,304,873
Plano Independent School District 5% 2/15/2034	650,000	727,691
Plano Independent School District 5% 2/15/2035	2,000,000	2,219,534
Plano Independent School District 5% 2/15/2036	2,800,000	3,075,834
Plano Independent School District 5% 2/15/2037	3,125,000	3,404,205
Plano Independent School District 5% 2/15/2038	3,300,000	3,566,599
Plano TX Gen. Oblig. 3.37% 9/1/2037	3,485,000	3,296,254
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2030	4,445,000	4,955,727
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2031	4,670,000	5,270,226
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2032	4,905,000	5,591,707
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2033	5,140,000	5,902,222
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2034	5,400,000	6,234,434
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2035	1,640,000	1,874,368
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2036	3,220,000	3,644,310
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2037	3,380,000	3,788,644
Plano TX Gen. Oblig. Series 2025, 5% 9/1/2038	3,550,000	3,939,206
Prosper Tex Gen. Oblig. 2.5% 2/15/2038	1,170,000	965,510
Prosper Tex Indpt Sch Dist 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,780,000	4,502,020
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,370,000	1,263,012
Prosper Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,104,505
Prosper Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,176,530
Prosper Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	800,000	865,013
Prosper Tex Indpt Sch Dist 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,394,390
Prosper Tex Indpt Sch Dist 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,967,235
Prosper Tex Indpt Sch Dist 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,230,000	2,359,174
Prosper Tex Indpt Sch Dist 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,947,035
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,292,163
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	755,000	799,364
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,316,169
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	2,675,000	2,275,405
Round Rock TX Indpt Sch Dist Series 2025B, 5% 8/1/2038 (Permanent Sch Fund of Texas Guaranteed)	10,625,000	11,869,870
Sabine Pass Tex Indpt Sch Dist Series 2024, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,480,942
San Antonio TX Gen. Oblig. Series 2021, 4% 8/1/2033	3,145,000	3,325,306
Sienna Mun Util Dist No 10 Tex Gen. Oblig. Series 2022, 3% 4/1/2036	1,185,000	1,095,068
Sienna Mun Util Dist No 10 Tex Gen. Oblig. Series 2022, 3% 4/1/2037	1,210,000	1,094,051
South San Antonio TX Ids Series 2022, 3% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,930,000	1,759,024
Spring Branch Tex Indp Sch Dst Series 2019, 3% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	5,315,000	5,330,523
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,105,000	1,240,281
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2035	1,635,000	1,831,369
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2036	1,000,000	1,111,373
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2037	1,000,000	1,102,281
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2038	1,220,000	1,333,914
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2039	1,750,000	1,900,142
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	4,835,000	5,443,148
Texas State Gen. Oblig. 4% 8/1/2032 (d)	1,700,000	1,753,973
Texas State Gen. Oblig. 5% 8/1/2033 (d)	4,805,000	5,249,272
Texas State Gen. Oblig. Series 2014, 5% 8/1/2026 (d)	5,020,000	5,029,528
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (d)	3,750,000	3,829,311
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (d)	2,755,000	2,572,313
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2028 (d)	4,340,000	4,478,646
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2029 (d)	5,605,000	5,831,966
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2030 (d)	5,885,000	6,167,742
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2031 (d)	6,180,000	6,479,215
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2030 (d)	5,720,000	6,277,885
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2031 (d)	6,175,000	6,846,481
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2032 (d)	6,480,000	7,125,416
Texas State Gen. Oblig. Series 2021 B, 5% 8/1/2032 (d)	4,915,000	5,486,383
Tomball TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	5,704,485
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	6,200,000	6,930,977
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2034	5,645,000	6,007,914
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2035	17,080,000	18,105,312
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2036	5,000,000	5,278,938
Travis Cnty TX Gen. Oblig. Series 2021, 2% 3/1/2034	1,130,000	973,310
Travis Cnty TX Gen. Oblig. Series 2021, 2% 3/1/2036	1,175,000	953,032
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,695,000	5,332,128
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,937,944
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,454,694
Waller TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,206,124
Wharton TX Indpt Sch Dist 2% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,280,000	996,362
Willis Tex Indpt Sch Dist 2% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,427,694
Willis Tex Indpt Sch Dist 2% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	790,949
		954,424,412
Health Care - 0.6%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	10,165,000	10,845,803
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	5,900,000	6,558,167
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	4,500,000	4,952,090
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2035	1,750,000	1,768,865
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2036	3,000,000	3,017,538
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2026	680,000	688,420
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2027	485,000	491,522
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2029	630,000	638,493
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2031	990,000	1,002,523
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2026	1,505,000	1,533,803
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	1,565,000	1,630,531
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2030	2,330,000	2,427,258
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	6,130,000	6,135,115
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	8,030,000	8,772,708
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2032	1,725,000	1,967,337
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2033	2,455,000	2,816,276
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2034	1,650,000	1,898,293
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	1,850,000	2,116,689
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2036	2,230,000	2,523,145
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2037	2,000,000	2,236,062
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2034	2,040,000	2,074,429
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 C, 5% tender 11/15/2064 (b)	15,015,000	16,705,012
		82,800,079
Housing - 0.3%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	15,450,000	16,983,178
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	6,625,000	6,780,909
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	11,190,000	11,546,830
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	6,038,290	5,402,835
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	3,235,000	3,274,087
		43,987,839
Industrial Development - 0.2%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.85% 4/1/2040 VRDN (b)	18,125,000	18,125,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.85% 4/1/2040 VRDN (b)	8,400,000	8,400,000
		26,525,000
Resource Recovery - 0.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(d)	4,295,000	4,318,399
Special Tax - 0.5%
Dallas TX Rapid Transit Sales Tax Rev 5% 12/1/2025	750,000	752,823
Dallas TX Rapid Transit Sales Tax Rev 5.25% 12/1/2029	7,135,000	7,905,564
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2029	1,000,000	1,065,865
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2030	1,250,000	1,330,081
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2031	1,650,000	1,749,814
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	1,535,000	1,615,790
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2034	1,250,000	1,311,507
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2035	1,700,000	1,776,977
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2037	1,140,000	1,268,617
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2038	1,195,000	1,316,630
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2039	550,000	601,144
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2040	840,000	909,504
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2041	1,100,000	1,179,711
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2042	1,115,000	1,185,046
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2027	2,500,000	2,585,655
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2028	1,315,000	1,390,936
Texas Transn Commn Gen. Oblig. (Mobility Fund Proj.) Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	44,145,000	43,498,202
		71,443,866
Transportation - 2.9%
Austin Tex Airport Sys 5% 11/15/2029 (d)	2,690,000	2,694,098
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2027 (d)	1,500,000	1,566,703
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2028 (d)	2,250,000	2,391,401
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2029 (d)	1,500,000	1,619,077
Central TX Regl Mobility Auth Rev 5% 1/1/2035	1,000,000	1,079,815
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2034	950,000	979,385
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2036	750,000	759,382
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2029	750,000	805,043
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2030	850,000	928,340
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2032	800,000	866,919
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2035	915,000	975,070
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2034	1,000,000	1,022,540
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2035	1,000,000	1,015,616
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2036	1,000,000	1,008,196
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2028	500,000	525,123
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2030	670,000	727,539
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2031	725,000	785,280
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2032	870,000	936,276
City of Houston TX Airport System Revenue 4% 7/1/2035 (d)	1,100,000	1,108,255
City of Houston TX Airport System Revenue 4% 7/1/2036 (d)	2,180,000	2,165,292
City of Houston TX Airport System Revenue 4% 7/1/2037 (d)	1,200,000	1,186,617
City of Houston TX Airport System Revenue 4% 7/1/2038 (d)	1,750,000	1,705,879
City of Houston TX Airport System Revenue 4% 7/1/2039 (d)	4,500,000	4,328,212
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2026 (d)	1,635,000	1,661,361
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2027 (d)	2,180,000	2,257,392
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2028 (d)	970,000	1,024,812
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2028	3,110,000	3,318,914
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2029	12,140,000	12,916,226
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	6,385,000	6,774,202
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2035 (d)	1,500,000	1,506,224
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2039 (d)	1,895,000	1,822,658
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2036 (Assured Guaranty Inc Insured) (d)	3,850,000	4,160,751
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2037 (Assured Guaranty Inc Insured) (d)	2,000,000	2,143,025
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2038 (Assured Guaranty Inc Insured) (d)	2,000,000	2,124,118
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2039 (Assured Guaranty Inc Insured) (d)	2,700,000	2,928,112
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2040 (Assured Guaranty Inc Insured) (d)	5,000,000	5,374,111
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	3,090,000	3,453,462
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	1,300,000	1,443,343
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2032	2,000,000	2,206,100
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2033	2,000,000	2,190,409
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	7,865,000	7,984,678
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)(d)	24,830,000	27,706,946
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)(d)	11,365,000	12,496,646
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2039 (c)(d)	12,250,000	13,339,928
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (c)(d)	21,630,000	23,394,135
Galveston TX Wharves & Terminal Revenue Series 2023, 5% 8/1/2035 (d)	1,185,000	1,263,899
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2031	4,965,000	5,249,452
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2032	4,210,000	4,436,164
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2033	6,420,000	6,738,093
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2034	4,855,000	5,081,266
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	42,630,000	44,634,991
Love Field TX Arpt Mod Rev 4% 11/1/2034 (Assured Guaranty Inc Insured) (d)	6,245,000	6,325,946
Love Field TX Arpt Mod Rev 4% 11/1/2038 (Assured Guaranty Inc Insured) (d)	1,500,000	1,468,321
Love Field TX Arpt Mod Rev 5% 11/1/2033 (Assured Guaranty Inc Insured) (d)	16,660,000	18,077,146
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (d)	1,360,000	1,361,994
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2031 (d)	5,730,000	5,737,351
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2035 (d)	1,700,000	1,701,296
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (d)	1,000,000	1,021,486
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (d)	1,250,000	1,266,558
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (d)	2,925,000	2,959,977
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (i)	1,000,000	720,314
North TX Twy Auth Rev 4% 1/1/2039	8,025,000	7,835,982
North TX Twy Auth Rev 5% 1/1/2030	470,000	472,606
North TX Twy Auth Rev 5% 1/1/2031	660,000	663,521
North TX Twy Auth Rev 5% 1/1/2032	2,915,000	2,993,709
North TX Twy Auth Rev 5% 1/1/2033	1,280,000	1,311,976
North TX Twy Auth Rev Series 2019 A, 4% 1/1/2036	1,725,000	1,748,131
North TX Twy Auth Rev Series 2020A, 4% 1/1/2037	3,395,000	3,422,799
North TX Twy Auth Rev Series 2024A, 5% 1/1/2034	2,775,000	3,177,823
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	6,175,000	6,584,052
North TX Twy Auth Rev Series 2024A, 5% 1/1/2043	1,125,000	1,182,286
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	3,430,000	3,595,245
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,140,000	1,224,900
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	2,355,000	2,516,561
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	15,445,000	17,229,067
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,480,000	1,697,635
San Antonio TX Arpt Sys Rev 5% 7/1/2027 (d)	2,380,000	2,464,493
San Antonio TX Arpt Sys Rev 5% 7/1/2028 (d)	1,085,000	1,146,311
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (d)	3,200,000	3,429,340
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (d)	1,270,000	1,362,420
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (d)	1,510,000	1,605,026
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (d)	1,235,000	1,317,222
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (d)	2,310,000	2,450,990
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (d)	1,250,000	1,322,216
San Antonio TX Arpt Sys Rev 5% 7/1/2032 (d)	1,195,000	1,262,665
San Antonio TX Arpt Sys Rev Series 2019 A, 5% 7/1/2032 (d)	950,000	1,000,709
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2033	1,710,000	1,737,900
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2034	4,000,000	4,033,882
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	2,965,000	2,924,847
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2033	2,750,000	2,805,681
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2034	4,000,000	4,050,049
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	4,000,000	4,016,797
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	1,290,000	1,281,593
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (d)	2,655,000	2,809,730
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (d)	2,110,000	2,236,693
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (d)	2,095,000	2,215,982
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (d)	2,185,000	2,315,230
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 12/31/2036 (d)	1,965,000	2,077,739
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 6/30/2036 (d)	2,310,000	2,446,676
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.375% 6/30/2037 (d)	1,275,000	1,349,977
		390,772,326
Water & Sewer - 2.3%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2031	1,000,000	1,133,602
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2033	650,000	736,457
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	1,000,000	1,114,721
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	1,000,000	1,106,357
City of El Paso TX Water & Sewer Revenue 5% 3/1/2034	1,200,000	1,363,939
City of El Paso TX Water & Sewer Revenue 5% 3/1/2035	1,900,000	2,134,516
City of El Paso TX Water & Sewer Revenue 5% 3/1/2036	3,340,000	3,716,534
City of El Paso TX Water & Sewer Revenue 5% 3/1/2037	2,700,000	2,974,738
City of El Paso TX Water & Sewer Revenue 5% 3/1/2038	8,000,000	8,731,877
City of El Paso TX Water & Sewer Revenue 5% 3/1/2039	10,045,000	10,869,448
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	4,100,000	4,392,315
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2035	7,140,000	7,749,349
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	5,835,000	6,294,600
City of Georgetown TX Series 2025, 5% 8/15/2035	1,000,000	1,127,186
City of Georgetown TX Series 2025, 5% 8/15/2036	1,375,000	1,534,846
City of Georgetown TX Series 2025, 5% 8/15/2037	1,585,000	1,748,566
City of Georgetown TX Series 2025, 5% 8/15/2038	1,745,000	1,901,784
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	7,870,000	8,486,682
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,415,000	1,510,841
Dallas TX Wtrwks & Swr Sys Rev Series 2021 C, 3% 10/1/2036	2,080,000	1,918,886
Fort Worth TX Wtr & Swr Rev 5% 2/15/2034	2,135,000	2,342,791
Fort Worth TX Wtr & Swr Rev Series 2021, 2% 2/15/2036	4,655,000	3,812,922
Fort Worth TX Wtr & Swr Rev Series 2021, 2% 2/15/2037	2,450,000	1,956,316
Houston TX Util Sys Rev 4% 11/15/2035	1,500,000	1,541,310
Houston TX Util Sys Rev 5% 11/15/2030	2,145,000	2,396,133
Houston TX Util Sys Rev 5% 11/15/2031	2,500,000	2,775,416
Houston TX Util Sys Rev 5% 11/15/2032	2,000,000	2,206,663
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2031	5,000,000	5,349,250
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2035	700,000	721,499
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2036	700,000	716,318
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2030	11,200,000	12,511,279
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2032	8,000,000	9,102,790
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2037	2,000,000	2,216,403
Irving TX Wtrwks & Swr Rev Series 2021, 2% 8/15/2037	1,110,000	861,869
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2035	1,740,000	1,429,173
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2036	1,780,000	1,414,808
North TX Mun Wtr Dist Upper E Fork Wstwtr Intrcpt Contrct 2% 6/1/2039	2,195,000	1,645,937
San Antonio TX Wtr Rev 5% 5/15/2040	2,730,000	2,919,933
San Antonio TX Wtr Rev 5% 5/15/2041	2,485,000	2,637,561
San Antonio TX Wtr Rev Series 2019C, 5% 5/15/2034	1,550,000	1,673,393
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2032	730,000	830,469
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2033	675,000	764,262
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2035	1,460,000	1,627,957
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	1,590,000	1,757,242
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2036	10,000,000	11,388,924
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2037	12,500,000	14,090,318
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,130,000	3,488,366
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	6,250,000	6,902,213
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2034	805,000	929,492
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2035	1,500,000	1,737,303
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2036	2,000,000	2,277,785
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	1,665,000	1,876,830
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	2,275,000	2,535,474
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2039	1,750,000	1,932,620
Tarrant Regional Water District 5% 9/1/2038	10,825,000	11,932,242
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2035	3,960,000	4,482,971
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2036	2,200,000	2,461,657
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2034	875,000	995,344
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2035	750,000	841,710
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2036	850,000	942,660
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2037	685,000	752,452
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2038	840,000	913,583
Texas Wtr Dev Brd 5% 8/1/2030	3,210,000	3,579,912
Texas Wtr Dev Brd 5% 8/1/2032	3,000,000	3,252,904
Texas Wtr Dev Brd 5% 8/1/2033	3,450,000	3,721,709
Texas Wtr Dev Brd 5% 8/1/2034	4,500,000	4,835,586
Texas Wtr Dev Brd 5% 8/1/2035	5,500,000	5,879,968
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2036	9,840,000	9,947,032
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2029	2,250,000	2,414,182
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2030	3,240,000	3,467,636
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2029	2,750,000	2,951,075
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2031	5,000,000	5,337,313
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	7,000,000	7,164,956
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	4,610,000	4,435,758
Texas Wtr Dev Brd Series 2019 A, 5% 4/15/2032	3,805,000	4,146,138
Texas Wtr Dev Brd Series 2021, 4% 8/1/2035	6,945,000	7,155,063
Texas Wtr Dev Brd Series 2022, 5% 10/15/2032	1,350,000	1,547,211
Texas Wtr Dev Brd Series 2022, 5% 10/15/2033	1,300,000	1,466,827
Texas Wtr Dev Brd Series 2022, 5% 4/15/2032	1,000,000	1,140,573
Texas Wtr Dev Brd Series 2022, 5% 4/15/2033	850,000	963,101
Texas Wtr Dev Brd Series A, 5% 4/15/2029	6,310,000	6,628,485
Texas Wtr Dev Brd Series A, 5% 4/15/2030	16,995,000	17,847,190
		304,123,501
TOTAL TEXAS		2,129,162,440
Utah - 0.3%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 4% 7/1/2036	4,890,000	4,938,673
General Obligations - 0.1%
Salt Lake City UT Gen. Oblig. 3% 6/15/2038	1,085,000	971,061
Salt Lake City UT Gen. Oblig. 3% 6/15/2039	1,120,000	979,898
Salt Lake City UT Gen. Oblig. Series 2021, 3% 6/15/2037	1,055,000	988,612
Washington Cnty Utah Sch Dist Series 2020, 1.5% 3/1/2033	1,840,000	1,531,176
Weber Sch Dist Utah 2.375% 6/15/2035	1,825,000	1,625,653
Weber Sch Dist Utah 2.375% 6/15/2036	1,150,000	1,000,124
		7,096,524
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	1,837,341	1,486,732
Special Tax - 0.1%
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025A 1, 6.25% 6/1/2055 (e)	2,225,000	2,318,346
Mida Mountain Village Public Infrastructure District Series 2024 2, 5.75% 6/15/2044 (e)	1,875,000	1,891,011
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035	3,052,000	3,153,582
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.875% 3/1/2045	3,929,000	4,014,770
		11,377,709
Transportation - 0.1%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (d)	5,000,000	4,922,291
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2026 (d)	1,120,000	1,137,052
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2028 (d)	3,885,000	4,022,564
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2032 (d)	1,215,000	1,246,274
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2029 (d)	1,500,000	1,576,722
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (d)	1,345,000	1,411,652
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2036 (d)	1,500,000	1,647,106
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (d)	1,500,000	1,607,086
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (d)	2,125,000	2,256,464
		19,827,211
Water & Sewer - 0.0%
City of Park City UT Water Revenue Series 2021, 2% 12/15/2037	265,000	200,469
Spanish Fork City Utah Wtr Rev 2% 6/1/2035	1,665,000	1,382,913
		1,583,382
TOTAL UTAH		46,310,231
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (d)	1,590,000	1,629,166
Virginia - 1.4%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	525,000	535,811
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2041	4,100,000	4,046,471
		4,582,282
Electric Utilities - 0.1%
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	9,390,000	9,453,551
General Obligations - 0.5%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2032	1,500,000	1,668,907
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2033	1,500,000	1,658,369
Henrico Cnty VA Gen. Oblig. 2% 8/1/2032	1,095,000	998,662
Manassas VA Gen. Oblig. 1.75% 1/1/2035	2,615,000	2,138,696
Manassas VA Gen. Oblig. 1.75% 1/1/2036	2,640,000	2,083,791
Manassas VA Gen. Oblig. 2% 1/1/2034	2,555,000	2,251,610
Richmond VA Gen. Oblig. Series 2020 A, 2% 7/15/2036	250,000	202,365
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 2, 4% 2/1/2034	3,265,000	3,293,743
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	8,875,000	9,395,902
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,295,000	10,881,625
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	3,445,000	3,227,999
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2034	1,050,000	1,140,629
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2035	2,500,000	2,703,072
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	2,670,000	2,372,023
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	6,160,000	6,486,655
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2022, 4% 5/15/2033	6,530,000	7,005,904
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2036	1,000,000	1,124,482
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2037	5,090,000	5,674,135
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,370,000	2,618,201
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	2,510,000	2,750,986
		69,677,756
Health Care - 0.3%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	120,000	124,719
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2028	1,175,000	1,246,694
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2030	1,265,000	1,390,948
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2032	1,005,000	1,098,440
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	18,810,000	20,530,090
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	5,455,000	5,807,312
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	615,000	603,516
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2032	1,750,000	1,773,050
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	2,735,000	2,765,475
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2028	1,100,000	1,141,623
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2029	1,400,000	1,474,634
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2030	1,600,000	1,691,742
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2032	1,940,000	1,948,831
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2033	2,515,000	2,525,546
		44,122,620
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	4,440,000	4,589,827
Transportation - 0.5%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (d)	1,850,000	1,778,708
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (d)	3,200,000	3,030,024
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (d)	2,750,000	2,626,619
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2037 (d)	6,265,000	6,544,139
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (d)	5,765,000	6,171,997
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2036 (d)	2,875,000	3,013,802
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2036 (d)	3,000,000	2,980,357
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (d)	4,500,000	4,439,048
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (d)	4,750,000	4,621,686
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (d)	12,775,000	12,270,273
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (d)	3,500,000	3,303,518
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2033 (d)	1,590,000	1,616,107
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (d)	2,540,000	2,542,707
		54,938,985
Water & Sewer - 0.0%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2037	1,395,000	1,109,147
TOTAL VIRGINIA		188,474,168
Washington - 2.8%
Education - 0.1%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,820,000	4,551,406
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	490,000	490,000
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2029	550,000	555,645
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2030	2,510,000	2,534,469
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2031	2,635,000	2,656,954
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2033	560,000	563,070
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	5,235,000	4,103,812
		15,455,356
Electric Utilities - 0.2%
Energy Norwthwest WA Elec Rev 5% 7/1/2038 (Bonneville Power Administration Guaranteed)	2,900,000	3,264,258
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	11,165,000	12,455,767
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	5,750,000	6,524,585
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2035	8,490,000	8,822,523
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2029	1,050,000	1,078,539
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2036	1,140,000	1,159,026
		33,304,698
General Obligations - 1.1%
Benton Cnty Wash Sch Dist No 017 Kennewick Series 2021, 2.5% 12/1/2038 (State of Washington Guaranteed)	1,770,000	1,461,345
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	1,750,000	1,907,827
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	2,750,000	2,973,216
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2040 (State of Washington Guaranteed)	3,200,000	3,439,549
King County WA Gen. Oblig. 2% 1/1/2036	1,100,000	929,771
King County WA Gen. Oblig. 2% 1/1/2037	965,000	791,645
Snohomish Cnty WA Sch Dist #6 Mukilteo Series 2020, 3% 12/1/2037 (State of Washington Guaranteed)	2,000,000	1,814,339
South Correctional Entity Facility Public Development Authority Gen. Oblig. Series 2019, 3% 12/1/2038	2,580,000	2,270,829
State of Washington Gen. Oblig. 5% 2/1/2039	1,275,000	1,390,817
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2032	14,420,000	14,969,536
State of Washington Gen. Oblig. Series 2019 B, 5% 6/1/2034	3,300,000	3,473,889
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	9,530,000	10,194,465
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	2,625,000	2,852,757
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,435,000	1,603,132
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	10,000,000	11,508,166
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	1,735,000	1,771,158
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,735,000	1,770,289
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2032	24,300,000	25,226,056
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	30,735,000	31,833,718
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	6,665,000	6,959,064
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	2,250,000	2,396,544
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	4,120,000	4,283,077
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	9,630,000	10,011,172
		145,832,361
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	1,175,000	1,195,752
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2028	3,825,000	3,960,828
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2031	5,780,000	5,944,549
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2032	1,520,000	1,554,313
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2031	1,000,000	1,070,665
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2035	1,500,000	1,572,030
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,095,000	2,875,839
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2026	1,935,000	1,951,516
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	3,100,000	3,196,687
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	610,000	622,752
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	5,305,000	5,311,236
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2027	2,430,000	2,529,532
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2028	3,225,000	3,419,845
		35,205,544
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	3,120,000	3,135,482
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	1,555,000	1,593,510
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 2% 12/1/2033	1,435,000	1,225,018
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	4,345,000	4,265,964
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2022A, 2.85% 9/1/2042 (Fannie Mae Guaranteed)	3,000,000	2,221,497
		12,441,471
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	3,770,000	2,925,547
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	40,650,000	41,952,227
		44,877,774
Transportation - 0.7%
Port Seattle WA Rev 5% 2/1/2027	1,205,000	1,214,701
Port Seattle WA Rev 5% 2/1/2029	2,430,000	2,448,024
Port Seattle WA Rev Series 2018A, 5% 5/1/2029 (d)	1,515,000	1,559,713
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (d)	2,290,000	2,310,607
Port Seattle WA Rev Series 2019, 5% 4/1/2028 (d)	2,250,000	2,371,164
Port Seattle WA Rev Series 2024B, 5% 7/1/2034 (d)	7,000,000	7,853,826
Port Seattle WA Rev Series 2024B, 5% 7/1/2035 (d)	13,785,000	15,372,645
Port Seattle WA Rev Series 2025 B, 5% 10/1/2036 (d)	4,400,000	4,881,904
Port Seattle WA Rev Series 2025 B, 5% 10/1/2037 (d)	7,500,000	8,234,297
Port Seattle WA Rev Series 2025 B, 5% 10/1/2038 (d)	6,000,000	6,515,023
Port Seattle WA Rev Series 2025 B, 5% 10/1/2039 (d)	5,000,000	5,383,890
Port Seattle WA Rev Series 2025 B, 5% 10/1/2040 (d)	7,500,000	8,003,682
Port Seattle WA Rev Series 2025 B, 5.25% 10/1/2041 (d)	20,000,000	21,675,534
Port Seattle WA Rev Series B, 5% 10/1/2026 (d)	3,625,000	3,660,596
Port Seattle WA Rev Series B, 5% 10/1/2029 (d)	4,615,000	4,652,354
		96,137,960
TOTAL WASHINGTON		383,255,164
West Virginia - 0.2%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	3,425,000	3,481,204
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2036	4,170,000	4,177,111
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	3,725,000	3,427,827
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (b)	13,790,000	15,054,387
		22,659,325
TOTAL WEST VIRGINIA		26,140,529
Wisconsin - 1.4%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2030 (e)	400,000	410,920
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	4,075,000	4,099,994
		4,510,914
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2030 (Escrowed to Maturity) (e)	125,000	132,042
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2037	4,410,000	3,423,237
Kohler Wis Sch Dist 2% 3/1/2035	1,135,000	934,241
Kohler Wis Sch Dist 2% 3/1/2036	1,160,000	925,226
Kohler Wis Sch Dist 2% 3/1/2037	1,180,000	912,484
Madison WI Gen. Oblig. 2% 10/1/2031	1,130,000	1,026,345
Madison WI Gen. Oblig. 2% 10/1/2033	1,130,000	965,877
Marathon Cnty Wis Gen. Oblig. Series 2021 B, 2.125% 2/1/2041	1,600,000	1,095,026
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2030	1,200,000	1,327,364
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2031	800,000	898,212
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2033	1,350,000	1,545,062
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2036	1,115,000	1,249,466
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2037	4,745,000	5,306,854
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2038	4,835,000	5,365,730
Mukwonago WI SD Wauk&Walwth Cn 5% 4/1/2039	2,510,000	2,761,783
Racine WI Uni Sch Dist 5% 4/1/2034 (Assured Guaranty Inc Insured)	1,860,000	2,096,070
Racine WI Uni Sch Dist 5% 4/1/2036 (Assured Guaranty Inc Insured)	1,100,000	1,218,159
Racine WI Uni Sch Dist 5% 4/1/2037 (Assured Guaranty Inc Insured)	2,375,000	2,607,355
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Inc Insured)	2,490,000	2,716,314
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Inc Insured)	1,300,000	1,409,050
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Inc Insured)	900,000	970,649
Wisconsin St Gen. Oblig. 5% 5/1/2034	3,000,000	3,391,790
Wisconsin St Gen. Oblig. 5% 5/1/2035	3,000,000	3,366,995
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	3,985,000	4,628,130
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	900,000	1,038,517
		51,179,936
Health Care - 0.8%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	20,085,000	18,269,043
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	790,000	795,630
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	1,420,000	1,380,427
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	1,480,000	1,389,654
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2030 (e)	1,135,000	1,149,542
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (e)	535,000	537,733
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	1,050,000	1,128,150
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2034	1,000,000	1,058,816
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2038	1,050,000	1,091,339
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2033	1,310,000	1,489,172
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2034	1,000,000	1,142,011
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2035	1,150,000	1,311,041
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2037	750,000	837,007
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,515,000	2,560,477
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2031	1,000,000	1,070,357
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2032	1,750,000	1,866,243
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2034	1,720,000	1,816,192
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2027	1,750,000	1,755,374
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2032	995,000	997,387
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	7,105,000	7,638,027
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	4,900,000	5,266,035
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2034	1,000,000	1,135,007
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2036	1,050,000	1,178,770
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2038	1,000,000	1,095,454
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2039	1,250,000	1,357,545
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2040	450,000	483,885
Wisconsin St Health & Edl Facs Auth Rev (Fort Healthcare Inc Proj.) Series 2024 B, 5% tender 10/1/2054 (b)	7,165,000	7,829,427
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	7,850,000	6,884,731
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	4,705,000	4,044,584
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	2,445,000	2,056,268
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	4,870,000	4,614,940
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2035	5,575,000	6,244,331
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2036	12,925,000	14,340,809
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	4,675,000	4,946,400
		110,761,808
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) 3.5% 9/1/2050	3,985,000	3,982,510
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	2,430,000	2,395,122
		6,377,632
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2029 (Assured Guaranty Inc Insured) (i)	1,050,000	927,289
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2031 (Assured Guaranty Inc Insured) (i)	1,350,000	1,108,148
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Inc Insured) (i)	2,800,000	2,206,801
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Inc Insured) (i)	1,350,000	1,018,106
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Inc Insured) (i)	1,250,000	899,048
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2028 (Assured Guaranty Inc Insured) (i)	255,000	232,405
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2029 (Assured Guaranty Inc Insured) (i)	390,000	344,422
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2031 (Assured Guaranty Inc Insured) (i)	1,000,000	820,850
		7,557,069
Water & Sewer - 0.1%
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2035	2,435,000	2,005,780
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2036	2,490,000	1,987,015
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2037	2,545,000	1,964,938
Milwaukee Wis Met Sew Dist Gen. Oblig. 2% 10/1/2038	2,605,000	1,941,703
Milwaukee Wis Met Sew Dist Gen. Oblig. 5% 10/1/2037	5,000,000	5,522,030
		13,421,466
TOTAL WISCONSIN		193,940,867
TOTAL MUNICIPAL SECURITIES (Cost $13,343,419,611)		13,315,483,214

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $226,567,113)	3.29	226,521,818	226,567,122

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $13,569,986,724)	13,542,050,336
NET OTHER ASSETS (LIABILITIES) - 0.1%	13,987,646
NET ASSETS - 100.0%	13,556,037,982

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,725,669 or 0.7% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)	Zero coupon bond which is issued at a discount.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	463,681,899	1,913,380,145	2,150,494,922	9,579,220	-	-	226,567,122	226,521,818	7.4%
Total	463,681,899	1,913,380,145	2,150,494,922	9,579,220	-	-	226,567,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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